UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH 43219
(Address of principal executive offices) (Zip code)
3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: May 31, 2008
Date of reporting period: November 30, 2007
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Dear Shareholder:

Semi-Annual Economic Review

The Federal Reserve has been easing economic policy in response to the continuing fallout from the sub-prime credit crunch. As the Federal Open Market Committee has lowered the target federal funds rate and discount rate, economic growth appears to be waning. In an attempt to provide credit where it is needed most, the Fed has introduced a “Term Auction Facility,” a series of auctions designed to thaw the credit freeze.

Even as the rate of economic expansion slows, headline inflation as measured by the Consumer Price Index is climbing, raising the specter of 1970’s style stagflation. The Fed will be especially attuned to changes in inflation and inflation expectations, as we progress into 2008. To further muddle the landscape, the upcoming election casts increased uncertainty in terms of taxes, protectionism, immigration and economic policy.

As 2008 unfolds, the unemployment rate has ticked up to 5.0% from 4.8% and Gross Domestic Product is expected to slow further. The dollar weakness continues, as commodity prices, particularly gold, energy and agricultural products, are trending higher. Many market participants assign an even probability that the U.S. will tip into a recession in the New Year.

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Duane A. Dewey
President
Performance Funds Trust

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value. The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the period ended November 30, 2007. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Semi-Annual Report — November 30, 2007

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Performance Funds Trust

Portfolio Review
Performance Money Market Fund

The Performance Money Market Fund (the “Fund”) saw yields decline during the six-month period, as problems in the subprime lending market led to a liquidity crunch in the short-term funding market. The Federal Reserve was forced to become involved, as they lowered the target Fed Funds rate by 75 basis points during the period. This had a direct effect on investments used by the Money Market Fund, as rates on commercial paper and agency discount notes moved lower. The Fund ended November with a seven-day yield of 4.18% (Institutional Class Shares). The Fund was very careful during this period of high uncertainty, as we ended November with over fifty percent of the Fund in U.S. Agency discount notes. Preservation of capital has been the main focus, as many stories began to surface in various media outlets of other money market funds possibly “breaking the buck”. This would mean the investments in such a fund have declined in quality or liquidity to such an extent that the fund would not be able to maintain the objective of a stable $1.00 NAV. We have not had this type of scenario in the Fund.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper and repurchase agreements. The Fund is considered a first tier Fund, as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance U.S. Treasury Money Market Fund

The fund complex opened a new product during the period. The Performance U.S. Treasury Money Market Fund (the “Fund”) was opened for business during the month of September. This product is similar to our other money market product except that it invests in U.S. Treasury securities only. The Fund is also only offered in Institutional Class Shares. With the only holdings being Treasuries, the full faith and credit of the U.S. Government is backing the holdings in the Fund.

It has been an extremely difficult environment in short-term Treasuries during this time period, as the flight to quality trade has been prevalent and as investors have been fleeing any type of risk in fixed income securities due to the subprime mortgage meltdown. Yields on three-month Treasury bills have been as high as 4.41% in early September, to as low as 2.96% on November 29. This extreme volatility has made it difficult in putting funds to work but we were able to provide a seven-day yield to shareholders of 3.35% at the end of November. The Fund had assets of nearly $90 million at the end of November.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Short Term Government Income Fund

The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 3.90%1 (Institutional Class Shares) for the six-month period ended November 30, 2007. Fixed income securities have had a wild ride during the last portion of the six-month period. A severe flight to quality emerged in August, as investors fled any type of risk due to fallout from the subprime mortgage collapse. Treasury securities rallied hard during this period and any type of spread product just could not keep up. The Fund did provide shareholders with a good return during this period even though we were mainly invested in U.S. Agency securities. Many funds in the market place felt the pain of being invested in parts of the mortgage market that were pounded by the subprime fallout. The good news for our shareholders is that we were not invested at all in any of these products. Our Fund has exposure to mortgage backed securities, but they are U.S. Agency issues and not private label issues that have been exposed to the subprime mess. Our commitment to only the highest quality securities has proved beneficial during this time of uncertainty. Going forward we will continue to put preservation of capital as the most important factor in our security selection process, as it appears that the bottom has not yet been seen in the mortgage and real estate implosion.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Portfolio Manager
Trustmark Investment Advisors

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Intermediate Term Income Fund

For the six month period ended November 30, 2007, the Performance Intermediate Term Income Fund (the “Fund”) returned 5.46%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $9.99 on May 31, 2007 to $10.30 on November 30, 2007. The Fund’s objective is to seek total return, with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, U.S. Treasuries were the best performing asset class returning 7.79% followed by U.S. Agencies 6.06%, U.S. Mortgage-Backed Securities 5.05%, and Corporates 3.14%. Bond yields, as measured by the 30-year Treasury bond, declined from 5.01% to 4.38%. Short-term yields, as measured by the 2-year Treasury note, fell from 4.91% to 3.00% on November 30. Thus, the spread widened 128 basis points, reflecting investors’ “flight to quality” as the deteriorating sub-prime mortgage market forced the Fed to drop (first time in four years) the Fed Funds Rate from 5.25% to 4.50% over the last six months.

A weakening U.S. economy and a prolonged housing slump would encourage the Fed to cut rates further going into the new year. Citing the outlook “unusually uncertain” the Federal Reserve has cut its forecast for economic growth and raised the distinct probability that future rate cuts are in the offering should financial conditions further deteriorate. A weakening dollar and rising energy & food prices would only exacerbate current conditions, thus allowing future Fed easing.

We thank you for your continued participation and look forward to serving your investment needs.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark National Bank

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Large Cap Equity Fund

For the six months ended November 30, 2007 the Large Cap Equity Fund (the “Fund”), Institutional Class Shares was down−0.24%1 compared to the Standard & Poor’s 500 Stock Index, which lost−2.33%2. Much of the Fund’s outperformance versus the index can be attributed to the underweighted exposure to financial stocks, which saw heavy selling pressure, as the housing correction’s impact spread.

The top performing stocks in the fund were evenly spread among several sectors, including Materials, Industrials and Information Technology. All shared one common element; they all derived significant portions of their revenue from foreign consumers. Monsanto (up 55.35%) was the best performing holding, followed by Apple (up 50.36%) and Deere (up 43.61%). A vast majority of the stocks that negatively contributed to the fund’s return came from the Consumer Discretionary sector and specifically the retailing industry. Big Lots (down−40.73%) Coach (down−31.50%) and Polo Ralph Lauren (down−29.71%) experienced the biggest declines in the fund.

Financial markets experienced continued turbulence during the period. Credit markets continued to seize despite several attempts by the Federal Reserve to restore order. On August 17, the Federal Reserve announced an unscheduled policy action that lowered the discount rate by 50 basis points. Following this intra-meeting announcement, the Fed went on to lower its target federal funds rate by 50 basis points in September and 25 basis points in November. Fixed income markets are calling for further easing of rates, but the Fed must balance liquidity with the very real risk of igniting inflation or funding another asset bubble.

Listed below are the top ten holdings of the Fund at November 30, 20073:

1.	Exxon Mobil	5.37%
2.	General Electric	3.14%
3.	Hewlett-Packard	3.10%
4.	AT&T	2.39%
5.	Microsoft	2.39%
6.	Merck	2.21%
7.	Allegheny Technologies	2.17%
8.	Marathon Oil	2.16%
9.	Coca-Cola	2.05%
10.	Cisco Systems	1.71%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2007.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Mid Cap Equity Fund

For the six months ended November 30, 2007, the Mid Cap Equity Fund (the “Fund), Institutional Class Shares returned 1.36%1 compared to the Standard & Poor’s MidCap 400 Index, which retreated−5.50%2. The Fund benefited from heavy exposure to both Energy and Industrial stocks and a limited exposure to Financial stocks.

On the positive side, the fund was favorably impacted from two main sectors. First, in the Industrials area, AGCO (up 59.29%), Jacobs Engineering Group (up 44.56%) and Flowserve (up 35.15%) all had above average returns for the fund. Secondly, within the Energy sector, FMC Technologies (up 47.04%) Cameron International (up 31.50%) and Denbury Resources (up 15.64%), all benefited as crude oil prices rallied nearly 40% during the six-month period.

The Fund was hurt by exposure to Financial and Consumer Discretionary stocks, albeit the overall exposure of these two sectors was less than the benchmark. Within Financials, some of the stocks with the lowest returns were Radian Group (down−57.00%), Fidelity National Financial (down−35.15%) and American Financial Group (down−17.51%). Retailers provided the biggest drag to the Fund’s return within the Consumer Discretionary sector, led by Collective Brands (down−38.58%) Aeropostale (down−36.57%) and Dollar Tree (down−32.26%).

Volatility increased noticeably during the six-month period, particularly within mid-cap stocks. In the coming quarters, returns from mid-cap stocks may well be dependent on the strength (or weakness) of the economy, as well as the future course of inflation. Meanwhile, we would not be surprised to see the heightened volatility of ’07 to continue into 2008.

Listed below are the top ten holdings of the Fund at November 30, 20073:

1.	iShares S&P MidCap 400 Growth	4.27%
2.	MEMC Electronic Materials	2.46%
3.	Precision Castparts	2.00%
4.	Lyondell Chemical	1.93%
5.	Cameron International	1.90%
6.	FMC Technologies	1.89%
7.	Alliance Data Systems	1.85%
8.	Roper Industries	1.66%
9.	Harsco	1.63%
10.	Covance	1.58%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Standard &Poor’s MidCap 400 Stock Index (the “Index”) is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2007.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Leaders Equity Fund

For the six months ended November 30, 2007, the Leaders Equity Fund (the “Fund”) Institutional Class Shares returned 3.41%1 while the Russell 1000 Index was down−2.57%2 and the Russell 1000 Growth Index returned 2.23%3. Essentially all of the Fund’s outperformance can be attributed to both its lack of exposure to Financial stocks and overweighting of Industrial stocks.

The Fund was led higher by Industrials such as AGCO (up 80.71%), Monsanto (up 55.35%) and Jacobs Engineering Group (up 44.56%). Energy stocks also benefited the fund, as oil prices during the six-month period climbed to a new high of $98 a barrel. National Oilwell Varco (up 44.31%), Cameron International (up 31.50%) and Transocean (up 29.32%) were the top three performing Energy stocks. On the downside, the Fund was hurt by several companies that announced disappointing earnings, namely, Gartner (down−24.06%) Sonoco Products (down−19.38%) and ONEOK (down−17.57%).

Markets continued to move in tandem with every meaningful economic release, as investors looked to not only these releases, but also the countless Fed speeches from Fed presidents and governors in the hopes of gleaning some clue as to the future direction of the economy. Most pundits agreed that an important shift occurred during the period in the outlook of the Federal Reserve, moving from a stance of wanting to keep rates unchanged to stamp out inflation, to being forced in some regards to lower both their target lending rate and the discount rate, as deteriorating credit markets posed an ever increasing problem to the overall health of the economy.

Listed below are the top ten holdings of the Fund at November 30, 20074:

1.	Amphenol	2.72%
2.	Allegheny Energy	2.69%
3.	SPX Corp.	2.63%
4.	Constellation Energy Group	2.59%
5.	Waters Corp.	2.59%
6.	Medco Health Solutions	2.58%
7.	MEMC Electronic Materials	2.58%
8.	AGCO Corp.	2.54%
9.	Deere	2.53%
10.	Jacobs Engineering Group	2.47%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than average growth orientation.

The performance of these indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2007.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Strategic Dividend Equity Fund

During a tumultuous year in the stock market, the Strategic Dividend Equity Fund (the “Fund”) completed its third full year and has, since its November 2004 inception, produced an annualized return of 10.08%1 (Institutional Class Shares), while emphasizing dividend income and growth in income. For the six months ended November 30, 2007, the Fund’s Institutional Class Shares declined slightly, returning −2.14%1. This return compared favorably versus both the Dow Jones Select Dividend Index, which fell −8.99%2, and the S&P 500 Index which declined −2.33%3 during that same time period. Sector allocation contributed to the outperformance, especially given the Fund’s underweight position, relative to the Dow Jones Dividend Index, in the Financial sector which was significantly impacted by ongoing sub-prime mortgage concerns. In addition, the Fund benefited from overweight positions in the outperforming Materials and Energy sectors.

There was a wide disparity among the returns of the various economic sectors as the Energy sector of the S&P 500 returned over 7% during the six months ended November 30, 2007, while the Financial sector fell almost 17%. Specific holdings that performed particularly well during the period were primarily concentrated in the Energy and Materials sectors, and include Lyondell Petrochemical (+33%), McDonalds Corporation (+22%) and Diamond Offshore (+25%). Underperforming holdings were found primarily in the Financial sector, with Washington Mutual falling nearly 48% and Citigroup declining 40% during the six months ended November 30, 2007.

Listed below are the top ten holdings of the Fund at November 30, 20074:

1.	Union Pacific	2.5%
2.	General Electric	2.5%
3.	Diamond Offshore	2.3%
4.	AMB Properties	2.2%
5.	Burlington Northern	2.1%
6.	Bristol Myers Squibb	2.1%
7.	CNOOC Ltd.	2.1%
8.	Dominion	2.1%
9.	OG&E Energy	2.1%
10.	McDonalds	2.1%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[3]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2007.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Advisor Lifestyle Series

The Performance Advisor Lifestyle Series (PALS) fund-of-funds continue to produce competitive returns from the investment in the Performance Funds family. During the first half of the fiscal year, the bond funds fared well, as interest rates fell to lows not seen since the summer of 2005. Stock returns, however, were hampered by volatility and credit market concerns only to finish about where they started. However, given the diversified mix of both fixed income and equity funds within the PALS the volatility was minimized and solid relative performance was achieved.

There were no major allocation changes during the first half of the fiscal year in any of the three PALS portfolios. The higher allocation to the Performance Mid Cap Fund and Performance Leaders Equity Fund continued to be beneficial given the prolonged equity bull market. The intermediate fixed income exposure benefited the portfolios during the bond market rally.

As of November 30, 2007, the target allocations for each portfolio were as follows:

	Conservative	Moderate	Growth
Asset	Fund	Fund	Fund
Performance Money Market Fund	5%	5%	5%
Performance Short Term Government Income Fund	20%	15%	0%
Performance Intermediate Term Income Fund	30%	15%	10%
Performance Large Cap Equity Fund	10%	15%	25%
Performance Mid Cap Equity Fund	15%	15%	20%
Performance Leaders Equity Fund	0%	10%	20%
Performance Strategic Dividend Fund	20%	25%	20%

Stocks ended lower for the semi-annual period. The correction resulted in a loss of about 2%, as measured by the S&P 500 Index1. Smaller capitalization stocks felt the worst of the downdraft overall — retreating almost 9%, as measured by the Russell 2000 Index2. With a much different path, bond returns were positive for the period returning almost 6%.

The best underlying equity fund performance during the quarter was the Performance Leaders Equity Fund adding 3.41%3. This fund also outperformed its benchmark and peers on a relative basis. The worst performing fund was the Performance Strategic Dividend Fund — losing 2.14%3. Higher quality, higher dividend paying companies such as the stocks found in this fund did not fair as well in 2007 as growth stocks.

Bond yields, as measured by the U.S. Treasury 10-year yield, topped out at around 5.25% early in the quarter and fell to a low of 3.84% by the end of November. Given the rally in bond prices, the Performance Short Term Government Income Fund returned 3.90%3, while the longer duration and higher relative risk Performance Intermediate Term Income Fund posted a 5.46%3 return. These returns exceeded their peer benchmarks.

Solid performance from the Performance Funds along with proper asset allocation positioning translated to strong risk-adjusted returns for the PALS portfolios. Results for the PALS portfolios are listed below:

	Conservative	Moderate	Growth
Time Period	Fund[3]	Fund[3]	Fund[3]
Fiscal Semi-Annual (May 31, 2007 - Nov 30, 2007)	1.35%	0.58%	0.00%
Calendar Year-to-date (Dec 31, 2006 - Nov 30, 2007)	5.84%	7.29%	9.31%
One Year (Nov 30, 2006 - Nov 30, 2007)	6.18%	7.61%	9.93%

Signed,

Ben Edwards
Vice President
Trustmark Investment Advisors, Inc.

The performance data quoted represents past performance and is not an indication of future results. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Money market funds offer low risk and low return potential.

[1]	The Standard & Poor’s 500 Stock Index is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	The Russell 2000 Index is an unmanaged capitalization weighted index which measures the performance of the 2,000 largest companies based on total market capitalization.

[3]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2007. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 50.4%
Federal Farm Credit Bank — 11.2%
$15,000,000	4.33%†, 12/6/07	$14,990,979
20,000,000	4.32%†, 12/10/07	19,978,400
25,000,000	4.32%†, 12/20/07	24,943,792
1,303,000	4.38%, 4/18/08	1,299,921
5,000,000	5.25%, 7/2/08	5,004,445

		66,217,537

Federal Home Loan Bank — 27.5%
10,000,000	3.75%, 12/3/07	9,997,917
40,000,000	4.32%, 12/5/07	39,980,300
25,000,000	4.30%†, 12/10/07	24,973,125
8,000,000	4.35%, 12/12/07	7,989,367
20,000,000	4.38%†, 12/14/07	19,968,359
30,000,000	4.47%, 1/9/08	29,858,950
5,000,000	5.13%, 1/22/08	4,999,082
4,855,000	5.25%, 2/5/08	4,856,065
20,000,000	4.35%†, 2/27/08	19,790,267

		162,413,432

Federal Home Loan Mortgage Corporation — 3.9%
3,500,000	5.00%, 12/27/07	3,499,401
20,000,000	4.34%†, 2/25/08	19,795,416

		23,294,817

Federal National Mortgage Association — 7.8%
5,000,000	3.13%, 12/15/07	4,996,065
15,000,000	4.41%†, 12/19/07	14,967,375
6,500,000	4.80%†, 12/28/07	6,476,941
20,000,000	4.75%, 2/1/08	19,982,129
		46,422,510

Total U.S. Government Agency Securities		298,348,296

Commercial Paper — 35.2%
Beverages — 4.2%
10,000,000	Coca-Cola Company, 4.47%†, 2/1/08	9,923,017
15,000,000	Coca-Cola Company, 4.46%†, 2/29/08	14,832,750

		24,755,767

Consumer Goods & Services — 7.5%
20,000,000	Du Pont E.I. De Nemours Company, 4.47%†, 12/4/07	19,992,550
7,233,000	Wal-Mart Stores, Inc., 4.49%†, 12/17/07	7,218,566
17,500,000	Wal-Mart Stores, Inc., 4.50%†, 1/29/08	17,370,938

		44,582,054

Energy — 4.2%
25,000,000	ChevronTexaco Corporation, 5.22%†, 12/18/07	24,947,819

Financial Services — 19.3%
20,000,000	Bear Stearns Company, 4.92%†, 12/13/07	19,967,200
24,000,000	General Electric Capital Corporation, 5.22%†, 12/11/07	23,965,200
10,000,000	Merrill Lynch & Company, 4.82%†, 12/7/07	9,991,967
10,000,000	Merrill Lynch & Company, 4.89%†, 1/15/08	9,939,750
18,000,000	National Rural Utilities, 4.58%†, 1/9/08	17,910,690
20,000,000	Toyota Motor Credit Corporation, 4.47%†, 3/19/08	19,729,316
12,500,000	Wells Fargo & Company, 4.48%†, 12/6/07	12,492,222

		113,996,345

Total Commercial Paper		208,281,985

Corporate Bonds — 5.6%
Financial Services — 5.6%
1,950,000	Goldman Sachs Group, Inc., 4.13%, 1/15/08	1,946,471
11,000,000	Morgan Stanley, 5.33%*, 1/18/08	11,002,185
5,000,000	National Rural Utilities, 6.20%, 2/1/08	5,006,638
5,000,000	Wachovia Bank Na, 4.87%*, 10/2/08	4,997,491
10,000,000	Wells Fargo & Company, 4.77%*, 1/2/08	10,001,088

Total Corporate Bonds		32,953,873

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Principal
Amount	Security Description	Value

Municipal Bond — 1.1%
Mississippi — 1.1%
$6,580,000	Mississippi Business Finance Corporation, 4.85%*, 4/1/21, (LOC Bank of America)	$6,580,000

Total Municipal Bonds		6,580,000

Repurchase Agreement — 7.8%
46,392,242	Bank of America Securities, 4.52%, 9/4/07, with a maturity value of $46,409,716 (fully collateralized by Federal National Mortgage Association notes with a maturity date of 1/16/09 and a value of $47,320,087)	46,392,242

Total Repurchase Agreements		46,392,242

Total Investments (Cost $592,556,396)(a) — 100.1%		592,556,396
Liabilities in excess of other assets — (0.1)%		(851,000)

NET ASSETS — 100.0%		$591,705,396

(a)	Cost and value for federal income tax and financial reporting are the same.

†	Rate represents the effective yield at November 30, 2007.

*	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2007.

LOC	Letter of Credit

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Treasury Obligations — 97.4%
U.S. Treasury Bills — 97.4%
$3,000,000	4.09%†, 12/6/07	$2,998,458
66,5000,000	3.61%†, 12/13/07	66,420,200
2,000,000	3.55%†, 12/27/07	1,994,887
15,500,000	3.83%†, 3/6/08	15,343,967

Total U.S. Treasury Notes		86,757,512

Investment Company — 2.9%
2,614,328	Goldman Sachs Financial Square Treasury Instrument Fund 3.61%†	2,614,328

Total Investment Companies		2,614,328

Total Investments (Cost $89,371,840)(a) — 100.3%		89,371,840
Liabilities in excess of other assets — (0.3)%		(305,833)

NET ASSETS — 100.0%		$89,066,007

(a)	Cost and value for federal income tax and financial reporting are the same.

†	Rate represents the effective yield at November 30, 2007.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares/
Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 94.0%
Federal Home Loan Bank — 54.0%
$2,500,000	4.25%, 11/20/09	$2,525,980
2,000,000	4.38%, 10/22/10	2,035,582
2,000,000	4.75%, 3/14/08	2,001,910
3,000,000	4.75%, 12/12/08	3,020,613
3,825,000	4.88%, 3/12/10	3,921,887
3,000,000	5.00%, 9/12/08	3,015,969
2,000,000	5.00%, 12/12/08	2,018,712
3,000,000	5.00%, 9/18/09	3,066,960
2,000,000	5.00%, 10/2/09	2,045,066
2,500,000	5.00%, 12/11/09	2,563,170
3,000,000	5.13%, 6/18/08	3,009,735
3,000,000	5.25%, 6/12/09	3,064,932
2,000,000	5.25%, 9/11/09	2,051,878
2,200,000	5.25%, 6/11/10	2,280,808

		36,623,202

Federal Home Loan Mortgage Corporation — 6.9%
316,263	3.50%, 9/15/22, Series 2715 QB	315,336
2,000,000	4.88%, 2/9/10	2,048,846
243,008	5.00%, 9/15/12, Series 2702 WA	242,574
2,000,000	5.13%, 4/18/08	2,006,244

		4,613,000

Federal National Mortgage Association — 29.0%
2,830,000	3.60%, 3/3/09	2,819,076
4,500,000	4.00%, 1/26/09	4,500,873
4,000,000	4.20%, 6/8/09	4,027,000
2,000,000	4.63%, 12/15/09(a)	2,036,218
1,200,000	4.63%, 6/1/10	1,223,918
2,000,000	5.10%, 2/22/08	2,002,946
2,000,000	5.38%, 8/15/09	2,053,564
1,000,000	5.50%, 7/9/10	1,013,189

		19,676,784

Government National Mortgage Association — 4.1%
1,455,782	3.25%, 6/16/27, Series 2004-26 HD	1,435,158
1,415,606	3.47%, 4/20/34, Series 2004-22 BK	1,390,210

		2,825,368

Total U.S. Government Agency Securities		63,738,354

U.S. Treasury Notes — 2.3%
1,500,000	4.50%, 2/15/09(a)	1,524,141

Total U.S. Treasury Notes		1,524,141

Investment Companies — 2.7%
1,828,479	Performance Money Market Fund, Institutional Class 4.27%(b)(c)	1,828,479

Total Investment Companies		1,828,479

Short Term Securities Held as Collateral for Securities Lending — 5.4%
	Pool of various securities for the Performance Funds Trust	3,695,415

Total Short Term Securities Held as Collateral for Securities Lending		3,695,415

Total Investments (Cost $69,985,085)(d) — 104.4%		70,786,389
Other liabilities in excess of assets — (4.4)%		(2,990,961)

NET ASSETS — 100.0%		$67,795,428

(a)	A portion or all of the security was held on loan.

(b)	Rate reflects the 7 day effective yield at November 30, 2007.

(c)	Investment in affiliate.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$852,690
Unrealized depreciation	(51,386)

Net unrealized appreciation	$801,304

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 71.8%
Federal Agricultural Mortgage Corporation — 1.1%
$1,000,000	5.93%, 6/4/08	$1,006,810

Federal Farm Credit Bank — 5.7%
1,000,000	5.30%, 10/25/17	1,057,854
2,000,000	5.30%, 4/6/20	2,103,516
2,000,000	5.88%, 7/28/08	2,018,680

		5,180,050

Federal Home Loan Bank — 8.1%
2,000,000	4.88%, 11/18/11	2,070,842
2,000,000	5.25%, 6/18/14	2,114,150
2,000,000	5.38%, 8/19/11	2,106,156
1,000,000	5.38%, 5/15/19	1,050,740

		7,341,888

Federal Home Loan Mortgage Corporation — 16.8%
1,963,180	4.50%, 11/15/13, Series 2770 UH	1,957,251
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,990,900
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,985,030
2,000,000	5.00%, 4/15/34, Series 2780 TG	1,856,280
1,000,000	5.00%, 5/15/34, Series 2922 QE	964,040
2,000,000	5.00%, 2/15/36, Series 3113 QE	1,856,780
1,000,000	5.13%, 4/18/11(a)	1,043,150
2,000,000	5.50%, 7/18/16	2,139,988
500,000	6.63%, 9/15/09	524,811

		15,318,230

Federal National Mortgage Association — 16.6%
2,000,000	3.88%, 2/15/10(a)	2,008,570
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	948,953
808,630	4.00%, 12/25/29, Series 2003-27 EC	789,959
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,980,993
2,000,000	5.00%, 4/15/15(a)	2,082,406
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,002,512
1,000,000	5.05%, 2/7/11, Callable 08/07/06 @ 100	1,039,002
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,007,098
180,664	7.00%, 4/1/20, Pool #253299	190,084
60,662	7.50%, 9/1/29, Pool #252717	64,873

		15,114,450

Government National Mortgage Association — 16.8%
9,747	4.00%, 4/16/28, Series 2003-34 PH	9,727
2,216,755	5.00%, 12/20/31, Series 2006-27 CB	2,212,069
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,498,476
3,000,000	5.50%, 4/20/30, Series 2003-86 QD	3,040,230
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,016,300
4,208,237	5.50%, 8/15/35, Pool #644568	4,265,558
126,528	7.00%, 10/15/29, Pool #510559	134,193
73,485	7.50%, 10/15/29, Pool #510534	78,390
179,920	8.00%, 2/15/30, Pool #529127	194,747
1,735	9.00%, 3/15/20, Pool #271741	1,878

		15,451,568

Tennessee Valley Authority — 6.7%
3,500,000	6.00%, 3/15/13	3,809,872
2,000,000	7.14%, 5/23/12	2,244,520

		6,054,392

Total U.S. Government Agency Securities		65,467,388

U.S. Treasury Bonds — 0.6%
500,000	U.S. Treasury Bond, 4.50%, 2/15/36	506,953

Total U.S. Treasury Bonds		506,953

U.S. Treasury Notes — 14.4%
1,000,000	4.00%, 4/15/10	1,021,797
2,500,000	4.13%, 5/15/15	2,549,610
2,000,000	4.38%, 12/15/10(a)	2,073,124
1,000,000	4.50%, 5/15/17	1,041,094
2,000,000	4.75%, 5/15/14(a)	2,127,500
2,000,000	4.88%, 7/31/11(a)	2,114,062
2,000,000	5.13%, 5/15/16(a)	2,170,000

Total U.S. Treasury Notes		13,097,187

U.S. Treasury Strips — 0.9%
2,000,000	U.S. Treasury Strips, 5.05%(b), 11/15/26	841,660

Total U.S. Treasury Strips		841,660

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Principal
Amount	Security Description	Value

Corporate Bonds — 11.7%
Aerospace/Defense — 0.5%
$500,000	Rockwell International Corporation, 6.15%, 1/15/08	$500,445

Beverages — 1.1%
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,051,720

Chemicals — 0.3%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	262,005

Consumer Non-Durable — 0.3%
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	278,223

Electrical Components & Equipment — 1.2%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,077,750

Financial Services — 3.4%
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	567,301
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	253,233
500,000	CNA Financial Corporation, 6.60%, 12/15/08	505,270
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	719,153
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	548,580
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	507,223

		3,100,760

Food Service — 2.3%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,074,160
1,000,000	H.J. Heinz Company, 6.00%, 3/15/08	1,001,481

		2,075,641

Railroads — 1.2%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,066,560

Telecommunications — 1.1%
500,000	AT&T Corporation, 6.00%, 3/15/09	508,804
250,000	Motorola, Inc., 6.50%, 3/1/08	251,533
250,000	Southwestern Bell Telephone Company, 7.20%, 10/15/26, Callable 10/15/08 @ 102.4763	257,130

		1,017,467

Utilities — 0.3%
250,000	Northern States Power Company, 7.13%, 7/1/25	282,970

Total Corporate Bonds		10,713,541

Investment Companies — 0.1%
61,906	Performance Money Market Fund, Institutional Class 4.27%(c)(d)	61,906

Total Investment Companies		61,906

Short Term Securities Held as Collateral for Securities Lending — 15.3%
	Pool of various securities for the Performance Funds Trust	13,939,791

Total Short Term Securities Held as Collateral for Securities Lending		13,939,791

Total Investments (Cost $101,832,178)(e) — 114.8%		104,628,426
Other liabilities in excess of assets — (14.8)%		(13,469,936)

NET ASSETS — 100.0%		$91,158,490

(a)	A portion or all of the security was held on loan.

(b)	Rate represents the effective yield at November 30, 2007.

(c)	Investment in affiliate.

(d)	Rate reflects the 7 day effective yield at November 30, 2007.

(e)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation:	$3,040,458
Unrealized depreciation:	(244,210)

Net unrealized appreciation:	$2,796,248

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.2%
Aerospace/Defense — 6.7%
5,600	Boeing Company	$518,224
7,300	General Dynamics Corporation	648,094
3,000	Goodrich Corporation	213,870
8,900	Honeywell International, Inc.	503,918
6,500	Lockheed Martin Corporation	719,355
9,700	Raytheon Company	599,945
6,500	Rockwell Collins, Inc.	468,780
8,000	United Technologies Corporation	598,160

		4,270,346

Beverages — 3.4%
20,800	Coca-Cola Company	1,291,680
11,000	PepsiCo, Inc.	848,980

		2,140,660

Chemicals — 0.5%
16,000	Hercules, Inc.	310,560

Construction — 2.2%
14,000	Allegheny Technologies, Inc.	1,368,500

Consumer Goods & Services — 2.1%
4,300	Colgate-Palmolive Company	344,344
13,300	Procter & Gamble Company	984,200

		1,328,544

Consumer Products — 2.3%
11,400	NIKE, Inc., Class B	748,410
2,800	Wm, Wrigley Jr. Company	179,200
31,700	Xerox Corporation(a)	535,096

		1,462,706

Diversified — 11.0%
6,000	CSX Corporation	252,000
7,300	Danaher Corporation	633,786
10,000	Emerson Electric Company	570,200
51,800	General Electric Company	1,983,422
17,100	Johnson Controls, Inc.	660,402
8,550	PACCAR, Inc.	432,715
3,000	Parker Hannifin Corporation	238,290
10,000	Textron, Inc.	690,500
14,600	Thermo Fisher Scientific, Inc.(a)	841,544
8,000	Waters Corporation(a)	624,320

		6,927,179

Electronics — 1.5%
19,000	EMC Corporation(a)	366,130
2,000	L-3 Communications Holdings, Inc.	221,300
2,000	MEMC Electronic Materials, Inc.(a)	155,160
6,000	NVIDIA Corporation(a)	189,240

		931,830

Energy — 10.6%
9,900	ChevronTexaco Corporation	868,923
10,500	ConocoPhillips	840,420
5,000	Edison International	279,900
38,000	Exxon Mobil Corporation	3,388,080
14,600	PPL Corporation	744,016
9,700	Sempra Energy	607,414

		6,728,753

Financial Services — 6.3%
9,700	Ameriprise Financial, Inc.	569,293
6,000	Fiserv, Inc.(a)	307,980
4,600	Franklin Resources, Inc.	566,628
7,000	Janus Capital Group, Inc.	234,990
8,900	Principal Financial Group, Inc.	582,861
4,000	T. Rowe Price Group, Inc.	245,920
4,100	The Goldman Sachs Group, Inc.	929,224
16,200	Wells Fargo & Company	525,366

		3,962,262

Gas — 2.1%
3,000	Air Products & Chemicals	297,120
12,000	Praxair, Inc.	1,024,560

		1,321,680

Health Care — 8.6%
8,100	Abbott Laboratories	465,831
10,500	Aetna, Inc.	586,740
8,100	Baxter International, Inc.	484,947
7,300	Becton, Dickinson & Company	603,929
7,000	C.R. Bard, Inc.	591,710
5,000	Express Scripts, Inc.(a)	338,750
14,800	Gilead Sciences, Inc.(a)	688,792
3,000	Medco Health Solutions, Inc.(a)	299,970
23,500	Merck & Company, Inc.	1,394,960

		5,455,629

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Insurance — 4.6%
4,300	AFLAC, Inc.	$269,352
5,000	Aon Corporation	249,850
11,400	CIGNA Corporation	611,154
14,200	MetLife, Inc.	931,378
4,900	Prudential Financial, Inc.	461,286
15,000	Unum Group	372,600

		2,895,620

Machinery — 1.8%
4,900	Deere & Company	841,820
5,000	Terex Corporation(a)	322,250

		1,164,070

Mining — 0.5%
3,220	Freeport-McMoRan Copper & Gold, Inc., Class B	318,555

Multimedia — 0.8%
16,200	The Walt Disney Company	537,030

Oil & Gas — 4.0%
24,400	Marathon Oil Corporation	1,363,960
4,000	Noble Corporation	208,520
6,000	Schlumberger, Ltd.	560,700
3,000	Smith International, Inc.	188,160
1,399	Transocean, Inc.(a)	192,069

		2,513,409

Pharmaceuticals — 0.6%
12,000	Schering-Plough Corporation	375,600

Retail — 4.0%
14,000	Big Lots, Inc.(a)	261,380
12,000	CVS Caremark Corporation	481,080
14,000	McDonald’s Corporation	818,580
17,000	Safeway, Inc.	591,600
5,000	VF Corporation	373,950

		2,526,590

Software — 8.1%
38,200	Hewlett-Packard Company	1,954,312
7,900	International Business Machines Corporation	830,922
44,600	Microsoft Corporation	1,498,560
40,600	Oracle Corporation(a)	819,308

		5,103,102

Technology — 4.4%
4,900	Apple, Inc.(a)	892,878
17,000	Applied Materials, Inc.	320,110
36,400	Intel Corporation	949,312
3,000	KLA-Tencor Corporation	144,240
5,000	Monsanto Company	496,850

		2,803,390

Telecommunications — 5.9%
39,400	AT&T, Inc.	1,505,474
38,500	Cisco Systems, Inc.(a)	1,078,770
7,000	Embarq Corporation	356,650
17,800	Verizon Communications, Inc.	769,138

		3,710,032

Utilities — 4.2%
13,000	American Electric Power Company, Inc.	619,710
7,300	Constellation Energy Group, Inc.	731,533
10,600	FirstEnergy Corporation	726,736
12,100	PG&E Corporation	559,867

		2,637,846

Total Common Stocks		60,793,893

Investment Companies — 3.7%
2,310,878	Performance Money Market Fund, Institutional Class 4.27%(b)(c)	2,310,878

Total Investment Companies		2,310,878

Total Investments (Cost $48,894,528)(d) — 99.9%		63,104,771
Other assets in excess of liabilities — 0.1%		37,988

NET ASSETS — 100.0%		$63,142,759

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$14,598,474
Unrealized depreciation	(388,231)

Net unrealized appreciation	$14,210,243

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks — 91.4%
Aerospace/Defense — 0.9%
4,100	Alliant Techsystems, Inc.(a)	$479,003
2,000	Sequa Corporation, Class A(a)	349,900

		828,903

Automotive — 1.4%
10,000	BorgWarner, Inc.	966,100
6,000	Oshkosh Truck Corporation	288,540

		1,254,640

Capital Goods — 4.3%
26,000	Commercial Metals Company	803,660
12,000	Precision Castparts Corporation	1,768,080
24,000	Steel Dynamics, Inc.	1,207,440

		3,779,180

Chemicals — 6.3%
14,000	Airgas, Inc.	692,720
27,000	Albemarle Corporation	1,191,780
3,000	CF Industries Holdings, Inc.	272,940
20,000	FMC Corporation	1,094,400
6,000	Lubrizol Corporation	384,840
36,000	Lyondell Chemical Company	1,699,200
6,000	Terra Industries, Inc.(a)	226,680

		5,562,560

Commercial Services — 2.4%
21,000	Alliance Data Systems Corporation(a)	1,631,700
12,000	Gartner Group, Inc.(a)	226,680
10,000	Rollins, Inc.	294,400

		2,152,780

Construction — 3.1%
8,000	Jacobs Engineering Group, Inc.(a)	670,160
11,000	KBR, Inc.(a)	438,020
6,000	Martin Marietta Materials, Inc.	807,300
6,000	MSC Industrial Direct Co., Inc., CLASS A	259,320
22,000	Quanta Services, Inc.(a)	602,360

		2,777,160

Consumer Goods & Services — 3.7%
7,000	ITT Educational Services, Inc.(a)	791,980
12,000	Manpower, Inc.	733,200
22,000	Republic Services, Inc., Class A	729,740
28,000	Sotheby’s	1,048,600

		3,303,520

Consumer Products — 2.5%
13,000	Alberto-Culver Company	332,280
8,000	Hansen Natural Corporation(a)	347,280
17,500	Packaging Corp of America	495,075
21,000	PepsiAmericas, Inc.	710,850
10,000	Tupperware Corporation	348,800

		2,234,285

Diversified — 3.3%
24,000	Harsco Corporation	1,441,680
23,000	Roper Industries, Inc.	1,459,350

		2,901,030

Electronics — 7.5%
23,000	AMETEK, Inc.	1,012,000
18,000	Arrow Electronics, Inc.(a)	666,180
22,000	Avnet, Inc.(a)	759,000
9,000	Energizer Holdings, Inc.(a)	1,022,670
28,000	MEMC Electronic Materials, Inc.(a)	2,172,240
10,000	Thomas & Betts Corporation(a)	543,600
6,000	Varian, Inc.(a)	420,300

		6,595,990

Energy — 5.5%
11,000	Arch Coal, Inc.	416,460
18,000	Grant Prideco, Inc.(a)	865,800
8,000	Newfield Exploration Company(a)	398,800
17,000	Noble Energy, Inc.	1,224,680
23,000	ONEOK, Inc.	1,069,500
16,000	Questar Corporation	855,200

		4,830,440

Environmental Services & Equipment — 0.8%
12,000	Stericycle, Inc.(a)	706,200

Financial Services — 1.5%
10,000	Deluxe Corporation	315,900
22,000	Eaton Vance Corporation	962,720

		1,278,620

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Health Care — 5.8%
16,000	Covance, Inc.(a)	$1,397,280
17,000	DENTSPLY International, Inc.	727,260
17,000	Health Net, Inc.(a)	825,860
16,000	Henry Schein, Inc.(a)	946,400
15,000	Pharmaceutical Product Development, Inc.	635,100
14,000	VCA Antech, Inc.(a)	574,420

		5,106,320

Higher Education — 1.1%
14,000	DeVry, Inc.	769,720
1,000	Strayer Education, Inc.	180,860

		950,580

Insurance — 1.0%
31,500	American Financial Group, Inc.	920,430

Iron/Steel — 1.2%
5,000	Cleveland-Cliffs, Inc.	451,000
11,000	Reliance Steel & Aluminum Company	567,490

		1,018,490

Machinery — 3.7%
15,000	AGCO Corporation(a)	1,034,100
9,000	Flowserve Corporation	846,810
8,000	Joy Global, Inc.	464,000
6,000	Kennametal, Inc.	468,300
6,000	Lincoln Electric Holding, Inc.	418,620

		3,231,830

Medical — 2.5%
6,000	Cephalon, Inc.(a)	449,520
11,000	Hologic, Inc.(a)	730,290
2,000	Intuitive Surgical, Inc.(a)	655,360
6,000	Techne Corporation(a)	390,900

		2,226,070

Oil & Gas — 11.2%
6,000	Bill Barrett Corporation(a)	231,600
18,000	Cameron International Corporation(a)	1,678,140
9,000	Denbury Resources, Inc.(a)	479,880
18,000	Equitable Resources, Inc.	951,480
5,000	Exterran Holdings Inc.(a)	400,200
30,000	FMC Technologies, Inc.(a)	1,667,400
13,000	Forest Oil Corporation(a)	612,040
10,000	Frontier Oil Corporation	442,000
34,000	MDU Resources Group, Inc.	927,860
10,000	Pride International, Inc.(a)	329,700
10,000	Smith International, Inc.	627,200
13,000	Southwestern Energy Company(a)	647,010
15,000	XTO Energy, Inc.	927,300

		9,921,810

Retail — 3.4%
42,000	Carmax, Inc.(a)	960,540
12,000	Dick’s Sporting Goods, Inc.(a)	375,120
17,000	Dollar Tree Stores, Inc.(a)	487,220
16,000	GameStop Corporation(a)	919,200
6,000	Warnaco Group, Inc.(a)	221,400

		2,963,480

Software — 3.4%
39,000	Activision, Inc.(a)	863,850
10,000	DST Systems, Inc.(a)	847,500
25,000	Mcafee, Inc.(a)	973,750
11,000	Synopsys, Inc.(a)	270,710

		2,955,810

Technology — 6.1%
15,000	Cadence Design Systems, Inc.(a)	249,000
8,000	Cerner Corporation(a)	478,000
10,000	Charles River Laboratories International, Inc.(a)	635,300
6,000	Invitrogen Corporation(a)	582,060
16,000	Jack Henry & Associates, Inc.	428,160
9,000	Lam Research Corporation(a)	412,650
7,000	Sensient Technologies Corporation	193,690
8,000	SPX Corporation	814,080
11,000	The Dun & Bradstreet Corporation	981,530
23,000	Western Digital Corporation(a)	635,490

		5,409,960

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Telecommunications — 5.0%
32,000	Amphenol Corporation, Class A	$1,387,200
22,000	CommScope, Inc.(a)	891,000
13,000	Cypress Semiconductor Corporation(a)	431,860
20,000	Harris Corporation	1,255,400
7,000	Telephone and Data Systems, Inc.	435,750

		4,401,210

Textiles — 0.9%
10,000	Mohawk Industries, Inc.(a)	804,400

Utilities — 2.9%
23,000	National Fuel Gas Company	1,095,950
34,000	Pepco Holdings, Inc.	955,400
10,000	Wisconsin Energy Corporation	478,400

		2,529,750

Total Common Stocks		80,645,448

Investment Companies — 8.6%
42,000	iShares S&P MidCap 400 Value Index	3,764,040
3,864,181	Performance Money Market Fund, Institutional Class 4.27%(b)(c)	3,864,181

Total Investment Companies		7,628,221

Total Investments (Cost $68,779,050)(d) — 100.0%		88,273,669
Other assets in excess of liabilities — 0.0%		19,926

NET ASSETS — 100.0%		$88,293,595

(a)	Non-income producing security.

(b)	Investment in affiliates represents 4.4% of the fund.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$20,617,624
Unrealized depreciation	(1,123,005)

Net unrealized appreciation	$19,494,619

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks — 97.0%
Aerospace/Defense — 6.5%
18,000	Goodrich Corporation	$1,283,220
10,700	Lockheed Martin Corporation	1,184,169
17,000	Raytheon Company	1,051,450

		3,518,839

Capital Goods — 2.4%
9,000	Precision Castparts Corporation	1,326,060

Chemicals — 2.0%
24,000	Albemarle Corporation	1,059,360

Construction — 4.9%
16,000	Jacobs Engineering Group, Inc.(a)	1,340,320
48,000	Quanta Services, Inc.(a)	1,314,240

		2,654,560

Consumer Goods & Services — 2.2%
22,400	Molson Coors Brewing Company	1,206,016

Diversified — 9.1%
21,000	Harsco Corporation	1,261,470
17,000	Roper Industries, Inc.	1,078,650
21,000	Thermo Fisher Scientific, Inc.(a)	1,210,440
18,000	Waters Corporation(a)	1,404,720

		4,955,280

Electronics — 11.0%
27,000	AMETEK, Inc.	1,188,000
50,000	EMC Corporation(a)	963,500
11,000	Energizer Holdings, Inc.(a)	1,249,930
18,000	MEMC Electronic Materials, Inc.(a)	1,396,440
36,000	NVIDIA Corporation(a)	1,135,440

		5,933,310

Energy — 4.2%
12,000	ChevronTexaco Corporation	1,053,240
18,000	National-Oilwell Varco, Inc.(a)	1,226,700

		2,279,940

Financial Services — 4.2%
25,300	Eaton Vance Corporation	1,107,128
7,100	Intercontinental Exchange, Inc.(a)	1,185,416

		2,292,544

Health Care — 6.9%
20,000	Aetna, Inc.	1,117,600
20,000	Baxter International, Inc.	1,197,400
14,000	Medco Health Solutions, Inc.(a)	1,399,860

		3,714,860

Insurance — 2.2%
24,200	Aon Corporation	1,209,274

Machinery — 5.1%
20,000	AGCO Corporation(a)	1,378,800
8,000	Deere & Company	1,374,400

		2,753,200

Medical — 2.2%
18,200	Hologic, Inc.(a)	1,208,298

Oil & Gas — 10.4%
13,000	Cameron International Corporation(a)	1,211,990
20,000	Noble Corporation	1,042,600
13,000	Schlumberger, Ltd.	1,214,850
18,000	Smith International, Inc.	1,128,960
7,695	Transocean, Inc.(a)	1,056,446

		5,654,846

Retail — 6.1%
32,000	Dick’s Sporting Goods, Inc.(a)	1,000,320
23,000	GameStop Corporation(a)	1,321,350
26,000	Warnaco Group, Inc.(a)	959,400

		3,281,070

Software — 2.4%
25,000	Hewlett-Packard Company	1,279,000

Technology — 7.2%
19,000	Charles River Laboratories International, Inc.(a)	1,207,070
13,000	Monsanto Company	1,291,810
14,000	SPX Corporation	1,424,640

		3,923,520

Telecommunications — 2.7%
34,000	Amphenol Corporation, Class A	1,473,900

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Utilities — 5.3%
24,000	Allegheny Energy, Inc.	$1,458,000
14,000	Constellation Energy Group, Inc.	1,402,940

		2,860,940

Total Common Stocks		52,584,817

U.S. Government Agency Securities — 1.8%
1,000,000	Federal Home Loan Bank 4.24%(b), 12/11/07	999,084

Total U.S. Government Agency Securities		999,084

Investment Companies — 3.4%
1,846,302	Performance Money Market Fund, Institutional Class 4.27%(c)(d)	1,846,302

Total Investment Companies		1,846,302

Total Investments (Cost $46,428,912)(e) — 102.2%		55,430,203
Other liabilities in excess of assets — (2.2)%		(1,209,740)

NET ASSETS — 100.0%		$54,220,463

(a)	Non-income producing security.

(b)	Rate represents the effective yield at November 30, 2007.

(c)	Investment in affiliate.

(d)	Rate reflects the 7 day effective yield at November 30, 2007.

(e)	Cost for federal income tax purposes and financial reporting purposes are substantially the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$9,463,962
Unrealized depreciation	(462,671)

Net unrealized appreciation	$9,001,291

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks — 92.6%
Business Equipment & Services — 1.4%
18,130	Pitney Bowes, Inc.	$698,005

Chemicals — 4.8%
18,640	Dow Chemical Company	781,762
18,830	Du Pont De Nemours E.I	869,004
16,760	Lyondell Chemical Company	791,072

		2,441,838

Consumer Goods & Services — 7.1%
10,190	3M Company	848,419
12,960	Altria Group, Inc.	1,005,178
12,100	Kimberly-Clark Corporation	844,701
12,750	Procter & Gamble Company	943,500

		3,641,798

Consumer Products — 1.6%
23,468	Kraft Foods, Inc.	810,819

Diversified — 4.5%
27,700	Alcoa, Inc.	1,007,449
33,150	General Electric Company	1,269,314

		2,276,763

Energy — 16.9%
24,580	Chesapeake Energy Corporation	930,353
9,820	ChevronTexaco Corporation	861,901
11,770	ConocoPhillips	942,071
9,990	Diamond Offshore Drilling, Inc.	1,163,136
32,950	Enterprise Products Partners, LP	1,030,017
17,910	Kinder Morgan Energy Partners, LP	906,067
13,500	ONEOK, Inc.	627,750
5,760	Peabody Energy Corporation	320,486
36,490	Penn Virginia Resource Partners, LP	957,863
13,370	Valero Energy Corporation	869,986

		8,609,630

Financial Services — 11.8%
18,540	Bank of America Corporation	855,250
13,900	Comerica, Inc.	636,342
32,590	Firstmerit Corporation	671,680
10,930	JPMorgan Chase & Company	498,627
25,910	KeyCorp	682,469
50,270	People’s United Financial, Inc.	853,082
24,300	San Juan Basin Royalty Trust	$838,836
29,580	U.S. Bancorp	978,802

		6,015,088

Health Care — 7.5%
17,770	Abbott Laboratories	1,021,953
36,950	Bristol-Myers Squibb Company	1,094,828
13,400	Johnson & Johnson	907,716
32,670	Pfizer, Inc.	776,239

		3,800,736

Insurance — 1.4%
13,920	Allstate Corporation	711,590

Machinery — 1.3%
11,780	Joy Global, Inc.	683,240

Oil & Gas — 4.1%
5,900	CNOOC Limited	1,088,963
7,178	Transocean, Inc.(a)	985,468

		2,074,431

Paper Products — 1.1%
11,840	Temple-Inland, Inc.	544,285

Railroads — 4.7%
13,470	Burlington Northern Santa Fe Corporation	1,125,015
10,280	Union Pacific Corporation	1,296,719

		2,421,734

Real Estate Investment Trusts — 6.4%
18,730	AMB Property Corporation	1,145,527
7,730	Boston Properties, Inc.	760,787
21,130	HCP, Inc.	706,798
14,470	Plum Creek Timber Company, Inc.	670,974

		3,284,086

Retail — 2.1%
18,000	McDonald’s Corporation	1,052,460

Telecommunications — 3.9%
27,520	AT&T, Inc.	1,051,539
21,710	Verizon Communications, Inc.	938,089

		1,989,628

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Utilities — 12.0%
22,420	Dominion Resources, Inc.	$1,058,897
32,050	Duke Energy Corporation	634,269
26,770	Great Plains Energy, Inc.	794,534
37,800	NiSource, Inc.	699,678
29,630	OGE Energy Corporation	1,054,828
19,070	Progress Energy, Inc.	930,997
25,040	Southern Company	942,005

		6,115,208

Total Common Stocks		47,171,339

U.S. Government Agency Securities — 3.7%
950,630	Federal Home Loan Mortgage Corporation, 5.50%, 2/1/37	950,732
926,353	Federal National Mortgage Association, 6.00%, 3/1/37	941,663

Total U.S. Government Agency Securities		1,892,395

Investment Companies — 3.6%
74,190	John Hancock Bank and Thrift Opportunity Fund	$543,813
576,790	Performance Money Market Fund, Institutional Class 4.27%(b)(c)	576,790
51,890	Pimco Corporate Opportunity Fund	720,752

Total Investment Companies		1,841,355

Total Investments (Cost $44,735,587)(d) — 99.9%		50,905,089
Other assets in excess of liabilities — 0.1%		46,555

NET ASSETS — 100.0%		$50,951,644

(a)	Non-income producing security.

(b)	Investment in affiliates represents 1.1% of the fund.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,056,440
Unrealized depreciation	(1,541,959)

Net unrealized appreciation	$6,514,481

LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Investment Companies — 99.9%(a)
20,130	Performance Intermediate Term Income Fund, Institutional Class	$207,337
41,392	Performance Large Cap Equity Fund, Institutional Class	512,025
38,449	Performance Leaders Equity Fund, Institutional Class(b)	419,866
27,553	Performance Mid Cap Equity Fund, Institutional Class(b)	411,089
54,167	Performance Money Market Fund, Institutional Class 4.27%(c)	54,167
174	Performance Short Term Government Income Fund, Institutional Class	1,720
33,651	Performance Strategic Dividend Fund, Institutional Class	408,860

Total Investment Companies		2,015,064

Total Investments (Cost $1,938,423)(d) — 99.9%		2,015,064
Other assets in excess of liabilities — 0.1%		1,716

NET ASSETS — 100.0%		$2,016,780

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$61,588
Unrealized depreciation	(28,257)

Net unrealized appreciation	$33,331

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Investment Companies — 99.9%(a)
49,765	Performance Intermediate Term Income Fund, Institutional Class	$512,581
43,085	Performance Large Cap Equity Fund, Institutional Class	532,963
31,407	Performance Leaders Equity Fund, Institutional Class(b)	342,966
31,704	Performance Mid Cap Equity Fund, Institutional Class(b)	473,021
44,979	Performance Money Market Fund, Institutional Class 4.27%(c)	44,979
51,275	Performance Short Term Government Income Fund, Institutional Class	507,110
67,970	Performance Strategic Dividend Fund, Institutional Class	825,837

Total Investment Companies		3,239,457

Total Investments (Cost $3,105,485)(d) — 99.9%		3,239,457
Other assets in excess of liabilities — 0.1%		3,842

NET ASSETS — 100.0%		$3,243,299

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$110,969
Unrealized depreciation	(17,266)

Net unrealized appreciation	$93,703

See notes to financial statements.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

Shares	Security Description	Value

Investment Companies — 99.8% (a)
59,175	Performance Intermediate Term Income Fund, Institutional Class	$609,505
15,258	Performance Large Cap Equity Fund, Institutional Class	188,743
19,216	Performance Mid Cap Equity Fund, Institutional Class(b)	286,704
37,595	Performance Money Market Fund, Institutional Class 4.27%(c)	37,595
40,100	Performance Short Term Government Income Fund, Institutional Class	396,593
30,722	Performance Strategic Dividend Fund, Institutional Class	373,268

Total Investment Companies		1,892,408

Total Investments (Cost $1,817,981)(d) — 99.8%		1,892,408
Other assets in excess of liabilities — 0.2%		3,786

NET ASSETS — 100.0%		$1,896,194

(a)	Investments in affiliate.

(b)	Non-income producing security.

(c)	Rate reflects the 7 day effective yield at November 30, 2007.

(d)	Represents cost for financial reporting purposes and differs from cost for federal income tax purposes by the amount of wash sale losses. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$55,928
Unrealized depreciation	(9,902)

Net unrealized appreciation	$46,026

See notes to financial statements.

Performance Funds Trust
Statements of Assets and Liabilities
November 30, 2007
(Unaudited)

		The U.S.		The
		Treasury	The Short Term	Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund	Income Fund	Fund

Assets:
Investments in unaffiliated securities, at value	$546,164,154	$89,371,840	$68,957,910	$104,566,520
Investments in affiliated securities, at value	—	—	1,828,479	61,906
Repurchase agreements, at value	46,392,242	—	—	—

Total Investments, at value	592,556,396	89,371,840	70,786,389	104,628,426

Cash	—	—	—	18
Interest and dividends receivable	1,064,790	8,085	953,914	745,312
Receivable for capital shares issued	—	—	5,306	6,454
Receivable from Advisor	—	—	—	—
Prepaid expenses	33,121	6,658	5,162	6,728

Total Assets	593,654,307	89,386,583	71,750,771	105,386,938

Liabilities:
Dividends payable	1,760,069	289,414	106,763	153,150
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	—	—	112,767	76,561
Payable for return of collateral received	—	—	3,695,415	13,939,791
Accrued expenses and other liabilities:
Advisory	114,298	8,778	22,304	34,354
Administration	4,744	951	651	751
Service Organization	—	—	4,686	6,348
Accounting	—	3,088	68	—
Distribution	5,970	—	994	1,395
Custodian	17,584	3,511	2,230	2,987
Transfer agent	13,454	6,192	4,187	5,564
Trustee	6,484	2,011	790	951
Chief Compliance Officer	3,563	3,077	500	657
Other	22,745	3,554	3,988	5,939

Total Liabilities	1,948,911	320,576	3,955,343	14,228,448

Net Assets	$591,705,396	$89,066,007	$67,795,428	$91,158,490

Composition of Net Assets:
Capital	$591,714,855	$89,038,255	$69,745,541	$91,166,335
Accumulated (distributions in excess of) net investment income	(632)	—	2,292	(3,797)
Accumulated net realized gains/(losses) from investment transactions	(8,827)	27,752	(2,753,709)	(2,800,296)
Net unrealized appreciation on investments	—	—	801,304	2,796,248

Net Assets	$591,705,396	$89,066,007	$67,795,428	$91,158,490

Net Assets:
Institutional Class Shares	$563,340,197	$—	$62,994,333	$84,654,355
Class A Shares	28,297,644	—	4,801,095	6,385,057
Class B Shares	67,555	—	—	119,078
Class C Shares	—	89,066,007	—	—

Total Net Assets	$591,705,396	$89,066,007	$67,795,428	$91,158,490

Shares Outstanding:
Institutional Class Shares	563,338,174	—	6,370,121	8,216,497
Class A Shares	28,299,387	—	485,802	620,350
Class B Shares	67,563	—	—	11,572
Class C Shares	—	89,038,255	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$—	$9.89	$10.30
Class A Shares	$1.00	$—	$9.88	$10.29
Class B Shares*	$1.00	$—	$—	$10.29
Class C Shares*	$—	$1.00	$—	$—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$—	$—	$10.19	$10.86

Investments in unaffiliated securities, at cost	$592,556,396	$89,371,840	$68,156,606	$101,770,272
Investments in affiliated securities, at cost	—	—	1,828,479	61,906

Total Investments, at cost	$592,556,396	$89,371,840	$69,985,085	$101,832,178

*	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

				The	The	The
				Performance	Performance	Performance
The Large			The Strategic	Advisor	Advisor	Advisor
Cap Equity	The Mid Cap	The Leaders	Dividend	Growth	Moderate	Conservative
Fund	Equity Fund	Equity Fund	Fund	Portfolio	Portfolio	Portfolio

$60,793,893	$84,409,488	$53,583,901	$50,328,299	$—	$—	$—
2,310,878	3,864,181	1,846,302	576,790	2,015,064	3,239,457	1,892,408
—	—	—	—	—	—	—

63,104,771	88,273,669	55,430,203	50,905,089	2,015,064	3,239,457	1,892,408

—	—	50	—	2,540	2,315	1,612
136,647	50,271	29,282	179,932	2,767	6,911	5,189
28,058	39,295	6,404	1,525	550	125	—
—	—	—	—	2,680	2,408	2,318
14,530	15,107	13,099	4,782	739	938	714

63,284,006	88,378,342	55,479,038	51,091,328	2,024,340	3,252,154	1,902,241

12,925	—	—	101,369	—	40	—
—	—	1,207,304	—	—	—	—
70,220	1,571	1,808	2,041	30	111	—
—	—	—	—	—	—	—

30,852	53,947	33,851	21,710	—	—	—
594	825	434	411	14	22	13
2,684	4,531	3,750	3,715	—	—	—
—	—	—	—	1,674	1,674	1,697
5,049	6,001	802	313	1,641	2,647	1,563
2,057	2,877	1,763	1,678	33	53	31
13,107	10,394	5,309	3,317	3,804	3,847	2,307
740	899	511	636	83	71	68
455	615	441	421	42	—	60
2,564	3,087	2,602	4,073	239	390	308

141,247	84,747	1,258,575	139,684	7,560	8,855	6,047

$63,142,759	$88,293,595	$54,220,463	$50,951,644	$2,016,780	$3,243,299	$1,896,194

$39,601,975	$57,618,904	$39,363,880	$43,230,120	$1,730,811	$2,711,208	$1,744,393
(6)	(142,575)	(121,175)	350,014	(6,797)	3,135	1,369
9,330,547	11,322,647	5,976,467	1,202,008	216,125	394,984	76,005
14,210,243	19,494,619	9,001,291	6,169,502	76,641	133,972	74,427

$63,142,759	$88,293,595	$54,220,463	$50,951,644	$2,016,780	$3,243,299	$1,896,194

$40,461,768	$61,515,504	$51,205,779	$49,533,470	$—	$—	$—
22,029,892	25,907,132	2,701,854	1,418,174	—	—	—
651,099	870,959	312,830	—	—	—	—
—	—	—	—	2,016,780	3,243,299	1,896,194

$63,142,759	$88,293,595	$54,220,463	$50,951,644	$2,016,780	$3,243,299	$1,896,194

3,270,378	4,123,570	4,689,331	4,077,907	—	—	—
1,803,391	1,794,172	252,018	116,498	—	—	—
57,655	68,241	30,956	—	—	—	—
—	—	—	—	241,828	308,245	186,871

$12.37	$14.92	$10.92	$12.15	$—	$—	$—
$12.22	$14.44	$10.72	$12.17	$—	$—	$—
$11.29	$12.76	$10.11	$—	$—	$—	$—
$—	$—	$—	$—	$8.34	$10.52	$10.15

5.25%	5.25%	5.25%	5.25%	N/A	N/A	N/A
$12.90	$15.24	$11.31	$12.84	$—	$—	$—

$46,583,650	$64,914,869	$44,582,610	$44,158,797	$—	$—	$—
2,310,878	3,864,181	1,846,302	576,790	1,938,423	3,105,485	1,817,981

$48,894,528	$68,779,050	$46,428,912	$44,735,587	$1,938,423	$3,105,485	$1,817,981

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the six months ended November 30, 2007
(Unaudited)

		The U.S. Treasury	The Short Term	The Intermediate
	The Money	Money Market	Government	Term Income
	Market Fund	Fund	Income Fund	Fund

Investment Income:
Interest	$13,265,233	$915,011	$1,528,616	$2,299,851
Dividend	—	19,301	—	—
Income from securities lending	—	—	—	4,834
Income from affiliates	—	—	30,028	25,368

Total Investment Income	13,265,233	934,312	1,558,644	2,330,053

Expenses:
Advisory	780,864	74,440	134,878	220,028
Administration	156,169	17,369	23,604	26,403
Distribution:
Class A Shares	51,055	—	8,683	10,874
Class B Shares	369	—	—	705
Class C Shares	—	—	—	—
Service Organization:
Institutional Class Shares	—	—	28,402	37,472
Class A Shares	—	—	—	41
Accounting	24,392	9,362	23,327	28,147
Audit	45,717	6,574	6,272	7,284
Custodian	104,116	10,075	13,488	17,602
Legal	58,520	9,100	8,010	10,087
Registration and filing	16,183	444	3,318	4,302
Chief Compliance Officer	28,321	3,646	3,878	4,945
Shareholder reports	32,775	7,006	4,363	5,525
Transfer agent	39,565	6,650	11,540	15,872
Trustee	31,908	4,120	4,396	5,483
Other	43,869	4,003	8,001	9,213

Total expenses before fee reductions	1,413,823	152,789	282,160	403,983
Advisory reductions and/or reimbursements	(104,116)	(49,627)	—	(17,602)
Distributor reductions	(14,587)	—	(2,481)	(3,107)
Custodian reductions	—	—	—	—
Reimbursement by Advisor	—	—	(32,006)	(42,072)

Net Expenses	1,295,120	103,162	247,673	341,202

Net Investment Income/(Loss)	11,970,113	831,150	1,310,971	1,988,851

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	662	27,752	(35,387)	15,660
Net realized gains from investment transactions of affiliates	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	—	—	1,300,927	2,747,016

Net realized/unrealized gains/(losses) from Investments	662	27,752	1,265,540	2,762,676

Change in net assets resulting from operations	$11,970,775	$858,902	$2,576,511	$4,751,527

See notes to financial statements.

				The Performance	The Performance	The Performance
The Large Cap	The Mid Cap	The Leaders	The Strategic	Advisor	Advisor	Advisor
Equity Fund	Equity Fund	Equity Fund	Dividend Fund	Growth Portfolio	Moderate Portfolio	Conservative Portfolio

$3,679	$—	$842	$54,711	$—	$—	$—
443,191	294,627	157,783	900,460	—	—	—
—	—	—	—	—	—	—
37,884	68,314	27,124	15,245	12,970	38,290	29,314

484,754	362,941	185,749	970,416	12,970	38,290	29,314

185,636	324,804	262,632	199,431	2,567	4,410	2,452
21,657	30,315	15,758	15,954	513	882	490

39,075	44,758	4,673	3,214	—	—	—
4,146	4,647	1,618	—	—	—	—
—	—	—	—	10,267	17,642	9,810

15,840	27,323	22,394	23,576	—	—	—
13	—	—	—	—	—	—
25,479	25,790	24,597	22,509	17,259	17,259	17,259
5,853	8,750	5,033	4,592	183	421	183
12,376	17,323	10,505	10,636	411	706	392
7,408	9,884	6,041	6,438	205	474	183
12,637	12,480	11,769	2,239	574	741	555
3,567	4,762	2,985	3,093	130	183	108
4,041	5,602	3,362	3,448	205	366	205
34,088	26,841	15,085	9,549	8,583	8,991	5,589
4,008	5,408	3,265	3,534	108	291	183
7,014	9,237	5,722	6,029	455	602	444

382,838	557,924	395,439	314,242	41,460	52,968	37,853
—	—	(61,734)	(59,257)	(20,482)	(19,763)	(17,809)
(11,164)	(12,788)	(1,335)	(918)	—	—	—
—	—	—	—	(205)	(353)	(196)
(29,722)	(41,899)	(25,446)	—	(1,006)	(1,586)	(937)

341,952	503,237	306,924	254,067	19,767	31,266	18,911

142,802	(140,296)	(121,175)	716,349	(6,797)	7,024	10,403

2,189,954	3,829,352	2,623,625	123,028	—	—	—

—	—	—	—	(6,991)	(4,621)	2,135

(2,561,946)	(2,501,896)	(717,968)	(1,975,976)	11,238	(1,095)	14,283

(371,992)	1,327,456	1,905,657	(1,852,948)	4,247	(5,716)	16,418

$(229,190)	$1,187,160	$1,784,482	$(1,136,599)	$(2,550)	$1,308	$26,821

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The U.S. Treasury Money
	The Money Market Fund		Market Fund
	For the		For the
	six months		period
	ended	For the	ended
	November 30,	year ended	November 30,
	2007	May 31,	2007(a)
	(Unaudited)	2007	(Unaudited)

Investment Activities:
Operations:
Net investment income/(loss)	$11,970,113	$24,250,818	$831,150
Net realized gains/ (losses) from investment transactions	662	(86)	27,752
Net realized gains from redemptions in-kind	—	—	—
Net realized gains/ (losses) from futures	—	—	—
Net realized gain distributions from investment companies	—	—	—
Change in unrealized appreciation/ depreciation from investments	—	—	—

Change in net assets resulting from operations	11,970,775	24,250,732	858,902

Dividends:
From net investment income:
Institutional Class Shares	(11,332,079)	(22,761,485)	(831,150)
Class A Shares	(637,328)	(1,485,519)	—
Class B Shares	(1,338)	(3,814)	—
Class C Shares	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—
Class A Shares	—	—	—
Class B Shares	—	—	—
Class C Shares	—	—	—
Change in net assets from shareholder dividends	(11,970,745)	(24,250,818)	(831,150)

Change in net assets from capital transactions	111,524,366	(36,775,927)	89,038,255

Change in net assets	111,524,396	(36,776,013)	89,066,007
Net Assets:
Beginning of year	480,181,000	516,957,013	—

End of year	$591,705,396	$480,181,000	$89,066,007

Accumulated (distributions in excess of) net investment income	$(632)	$—	$—

(a)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund		The Large Cap Equity Fund
For the		For the		For the
six months		six months		six months
ended	For the	ended	For the	ended	For the
November 30,	year ended	November 30,	year ended	November 30,	year ended
2007	May 31,	2007	May 31,	2007	May 31,
(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

$1,310,971	$3,110,982	$1,988,851	$3,562,265	$142,802	$485,108
(35,387)	(615,929)	15,660	26,128	2,189,954	8,401,783
—	—	—	—	—	3,647,216
—	—	—	—	—	—
—	—	—	—	—	—

1,300,927	1,368,417	2,747,016	138,109	(2,561,946)	(1,941,014)

2,576,511	3,863,470	4,751,527	3,726,502	(229,190)	10,593,093

(1,241,140)	(3,057,654)	(1,850,191)	(3,302,501)	(95,933)	(379,866)
(94,581)	(207,368)	(135,880)	(280,361)	(44,272)	(149,152)
—	—	(2,546)	(9,756)	(526)	(4,993)
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	(11,782,746)
—	—	—	—	—	(5,908,140)
—	—	—	—	—	(437,537)

(1,335,721)	(3,265,022)	(1,988,617)	(3,592,618)	(140,731)	(18,662,434)

(2,353,463)	(40,836,922)	3,697,105	36,443,700	(382,723)	(9,121,856)

(1,112,673)	(40,238,474)	6,460,015	36,577,584	(752,644)	(17,191,197)

68,908,101	109,146,575	84,698,475	48,120,891	63,895,403	81,086,600

$67,795,428	$68,908,101	$91,158,490	$84,698,475	$63,142,759	$63,895,403

$2,292	$27,042	$(3,797)	$(4,031)	$(6)	$(2,077)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the		For the
	six months		six months
	ended	For the	ended	For the
	November 30,	year ended	November 30,	year ended
	2007	May 31,	2007	May 31,
	(Unaudited)	2007	(Unaudited)	2007

Investment Activities:
Operations:
Net investment income/(loss)	$(140,296)	$(241,379)	$(121,175)	$(118,750)
Net realized gains from investment transactions	3,829,352	10,303,851	2,623,625	3,994,493
Net realized gains/ (losses) from futures	—	—	—	—
Net realized gain distributions from investment companies	—	—	—	—
Change in unrealized appreciation/ depreciation from investments	(2,501,896)	1,245,095	(717,968)	3,455,285

Change in net assets resulting from operations	1,187,160	11,307,567	1,784,482	7,331,028

Dividends:
From net investment income:
Institutional Class Shares	(2,279)	(53,231)	—	—
Class A Shares	—	(24,987)	—	—
Class B Shares	—	(581)	—	—
Class C Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	(8,596,176)	—	(3,261,377)
Class A Shares	—	(5,027,365)	—	(214,330)
Class B Shares	—	(231,175)	—	(35,271)
Class C Shares	—	—	—	—
Change in net assets from shareholder dividends	(2,279)	(13,933,515)	—	(3,510,978)

Change in net assets from capital transactions	947,350	(15,652,416)	(476,040)	(4,663,089)

Change in net assets	2,132,231	(18,278,364)	1,308,442	(843,039)
Net Assets:
Beginning of year	86,161,364	104,439,728	52,912,021	53,755,060

End of year	$88,293,595	$86,161,364	$54,220,463	$52,912,021

Accumulated (distributions in excess of) net investment income	$(142,575)	$—	$(121,175)	$—

See notes to financial statements.

		The Performance Advisor
The Strategic Dividend Fund		Growth Portfolio		The Performance Advisor Moderate Portfolio		The Performance Advisor Conservative Portfolio
For the		For the		For the		For the
six months		six months		six months		six months
ended	For the	ended	For the	ended	For the	ended	For the
November 30,	year ended	November 30,	year ended	November 30,	year ended	November 30,	year ended
2007	May 31,	2007	May 31,	2007	May 31,	2007	May 31,
(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007

$716,349	$1,278,111	$(6,797)	$(19,429)	$7,024	$27,366	$10,403	$36,891
123,028	1,967,382	—	—	—	—	—	—
—	—	(6,991)	(10,394)	(4,621)	15,550	2,135	(46,317)

—	76,661	—	343,477	—	472,316	—	137,149

(1,975,976)	6,502,793	11,238	(116,465)	(1,095)	(55,639)	14,283	112,796

(1,136,599)	9,824,947	(2,550)	197,189	1,308	459,593	26,821	240,519

(666,642)	(1,281,137)	—	—	—	—	—	—
(21,277)	(36,051)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(23,947	(6,527)	(24,728)	(10,671)	(33,864))

—	(586,132)	—	—	—	—	—	—
—	(17,492)	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	(1,250,326)	—	(1,086,557)	—	(302,118)

(687,919)	(1,920,812)	—	(1,274,273)	(6,527)	(1,111,285)	(10,671)	(335,982)

(3,250,549)	14,499,495	(203,996)	(3,752,060)	(896,631)	(5,363,468)	(198,292)	(3,616,884)

(5,075,067)	22,403,630	(206,546)	(4,829,144)	(901,850)	(6,015,160)	(182,142)	(3,712,347)

56,026,711	33,623,081	2,223,326	7,052,470	4,145,149	10,160,309	2,078,336	5,790,683

$50,951,644	$56,026,711	$2,016,780	$2,223,326	$3,243,299	$4,145,149	$1,896,194	$2,078,336

$350,014	$321,584	$(6,797)	$—	$3,135	$2,638	$1,369	$1,637

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

			The U.S.
			Treasury Money
	The Money Market Fund		Market Fund
	For the		For the
	six months		period
	ended		ended
	November 30,	For the	November 30,
	2007	year ended	2007(a)
	(Unaudited)	May 31, 2007	(Unaudited)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$725,530,107	$1,485,689,881	$212,388,118
Dividends reinvested	25,304	54,961	—
Cost of shares redeemed	(613,277,342)	(1,513,568,623)	(123,349,863)

Institutional Class Shares capital transactions	112,278,069	(27,823,781)	89,038,255

Class A Shares:
Proceeds from shares issued	12,333,104	29,740,894	—
Dividends reinvested	634,124	1,605,152	—
Cost of shares redeemed	(13,685,851)	(40,285,008)	—

Class A Shares capital transactions	(718,623)	(8,938,962)	—

Class B Shares:
Proceeds from shares issued	—	—	—
Dividends reinvested	1,316	4,132	—
Cost of shares redeemed	(36,396)	(17,316)	—

Class B Shares capital transactions	(35,080)	(13,184)	—

Class C Shares
Proceeds from shares issued	—	—	—
Dividends reinvested	—	—	—
Cost of shares redeemed	—	—	—

Class C Shares capital transactions	—	—	—

Change in net assets from capital transactions	$111,524,366	$(36,775,927)	$89,038,255

Share Transactions:
Institutional Class Shares:
Issued	725,530,107	1,485,689,881	212,388,118
Reinvested	25,304	54,961	—
Redeemed	(613,277,342)	(1,513,568,623)	(123,349,863)

Change in Institutional Class Shares	112,278,069	(27,823,781)	89,038,255

Class A Shares:
Issued	12,333,104	29,740,894	—
Reinvested	634,124	1,605,152	—
Redeemed	(13,685,851)	(40,285,008)	—

Change in Class A Shares	(718,623)	(8,938,962)	—

Class B Shares:
Issued	—	—	—
Reinvested	1,316	4,132	—
Redeemed	(36,396)	(17,316)	—

Change in Class B Shares	(35,080)	(13,184)	—

Class C Shares:
Issued	—	—	—
Reinvested	—	—	—
Redeemed	—	—	—

Change in Class C Shares	—	—	—

Change in shares	111,524,366	(36,775,927)	89,038,255

(a)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund		The Large Cap Equity Fund
For the		For the		For the
six months		six months		six months
ended		ended		Ended
November 30,	For the	November 30,	For the	November 30,	For the
2007	year ended	2007	year ended	2007	year ended
(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007

$4,804,685	$18,767,328	$11,333,623	$60,535,259	$4,359,388	$11,387,063
603,080	1,660,423	974,010	1,558,778	63,340	9,587,818
(7,227,519)	(60,220,074)	(8,545,017)	(25,063,379)	(2,826,764)	(29,424,972)

(1,819,754)	(39,792,323)	3,762,616	37,030,658	1,595,964	(8,450,091)

381,544	2,401,931	842,443	2,849,619	1,142,339	11,137,683
91,641	194,064	131,465	268,002	43,831	6,004,838
(1,006,894)	(3,640,594)	(952,173)	(3,598,727)	(2,729,068)	(16,812,626)

(533,709)	(1,044,599)	21,735	(481,106)	(1,542,898)	329,895

—	—	20	—	753	2,519
—	—	1,216	6,017	507	432,513
—	—	(88,482)	(111,869)	(437,049)	(1,436,692)

—	—	(87,246)	(105,852)	(435,789)	(1,001,660)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

$(2,353,463)	$(40,836,922)	$3,697,105	$36,443,700	$(382,723)	$(9,121,856)

491,696	1,934,261	1,132,509	6,026,493	354,833	912,962
61,603	170,861	96,512	154,598	5,138	837,649
(740,917)	(6,201,599)	(851,669)	(2,480,950)	(232,860)	(2,322,907)

(187,618)	(4,096,477)	377,352	3,700,141	127,111	(572,296)

39,089	247,569	83,630	283,503	94,970	945,510
9,368	19,976	13,039	26,639	3,593	531,482
(103,269)	(374,835)	(94,793)	(358,159)	(225,881)	(1,391,411)

(54,812)	(107,290)	1,876	(48,017)	(127,318)	85,581

—	—	—	—	67	181
—	—	121	599	45	41,284
—	—	(8,928)	(11,073)	(39,435)	(119,404)

—	—	(8,807)	(10,474)	(39,323)	(77,939)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(242,430)	(4,203,767)	370,421	3,641,650	(39,530)	(564,654)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the		For the
	six months		six months
	ended		ended
	November 30,	For the	November 30,	For the
	2007	year ended	2007	year ended
	(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$6,647,971	$22,502,208	$3,621,846	$9,224,001
Dividends reinvested	1,497	5,825,192	—	1,089,511
Cost of shares redeemed	(5,267,347)	(42,130,629)	(3,873,520)	(14,257,970)

Institutional Class Shares capital transactions	1,382,121	(13,803,229)	(251,674)	(3,944,458)

Class A Shares:
Proceeds from shares issued	1,713,724	13,309,428	184,089	2,239,273
Dividends reinvested	—	5,003,248	—	206,434
Cost of shares redeemed	(1,982,467)	(19,870,372)	(357,538)	(2,993,115)

Class A Shares capital transactions	(268,743)	(1,557,696)	(173,449)	(547,408)

Class B Shares:
Proceeds from shares issued	6,975	60,456	1,200	11,483
Dividends reinvested	—	231,399	—	28,590
Cost of shares redeemed	(173,003)	(583,346)	(52,117)	(211,296)

Class B Shares capital transactions	(166,028)	(291,491)	(50,917)	(171,223)

Class C Shares
Proceeds from shares issued	—	—	—	—
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

Class C Shares capital transactions	—	—	—	—

Change in net assets from capital transactions	$947,350	$(15,652,416)	$(476,040)	$(4,663,089)

Share Transactions:
Institutional Class Shares:
Issued	455,477	1,671,425	346,602	969,240
Reinvested	104	459,370	—	118,297
Redeemed	(358,846)	(2,848,929)	(371,000)	(1,505,932)

Change in Institutional Class Shares	96,735	(718,134)	(24,398)	(418,395)

Class A Shares:
Issued	120,094	1,022,131	17,966	235,229
Reinvested	—	407,127	—	22,785
Redeemed	(138,691)	(1,498,795)	(34,606)	(319,994)

Change in Class A Shares	(18,597)	(69,537)	(16,640)	(61,980)

Class B Shares:
Issued	552	4,811	124	1,249
Reinvested	—	21,152	—	3,324
Redeemed	(13,546)	(45,640)	(5,503)	(23,436)

Change in Class B Shares	(12,994)	(19,677)	(5,379)	(18,863)

Class C Shares:
Issued	—	—	—	—
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class C Shares	—	—	—	—

Change in shares	65,144	(807,348)	(46,417)	(499,238)

See notes to financial statements.

		The Performance Advisor		The Performance Advisor		The Performance Advisor
The Strategic Dividend Fund		Growth Portfolio		Moderate Portfolio		Conservative Portfolio
For the		For the		For the		For the
six months		six months		six months		six months
ended		ended		ended		ended
November 30,	For the	November 30,	For the	November 30,	For the	November 30,	For the
2007	year ended	2007	year ended	2007	year ended	2007	year ended
(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007	(Unaudited)	May 31, 2007

$3,808,859	$27,576,738	$—	$—	$—	$—	$—	$—
244,880	729,314	—	—	—	—	—	—
(6,861,615)	(14,099,670)	—	—	—	—	—	—

(2,807,876)	14,206,382	—	—	—	—	—	—

251,635	552,081	—	—	—	—	—	—
21,191	50,168	—	—	—	—	—	—
(715,499)	(309,136)	—	—	—	—	—	—

(442,673)	293,113	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	80,624	205,360	6,650	454,725	108,206	617,975
—	—	—	1,219,795	6,099	994,383	10,640	320,970
—	—	(284,620)	(5,177,215)	(909,380)	(6,812,576)	(317,138)	(4,555,829)

—	—	(203,996)	(3,752,060)	(896,631)	(5,363,468)	(198,292)	(3,616,884)

$(3,250,549)	$14,499,495	$(203,996)	$(3,752,060)	$(896,631)	$(5,363,468)	$(198,292)	$(3,616,884)

314,741	2,436,807	—	—	—	—	—	—
20,211	62,321	—	—	—	—	—	—
(559,190)	(1,191,654)	—	—	—	—	—	—

(224,238)	1,307,474	—	—	—	—	—	—

20,128	46,947	—	—	—	—	—	—
1,748	4,287	—	—	—	—	—	—
(58,024)	(25,999)	—	—	—	—	—	—

(36,148)	25,235	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	10,056	19,431	642	40,691	10,827	59,772
—	—	—	159,050	584	100,741	1,061	32,933
—	—	(34,733)	(499,488)	(88,643)	(627,714)	(31,477)	(442,656)

—	—	(24,677)	(321,007)	(87,417)	(486,282)	(19,589)	(349,951)

(260,386)	1,332,709	(24,677)	(321,007)	(87,417)	(486,282)	(19,589)	(349,951)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset			Net
	Value,	Net		Realized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$1.00	$0.02		$—	*	$0.02		$(0.02)	$(0.02)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2004	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2003	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Class B Shares
Six Months Ended November 30, 2007 (Unaudited)	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Year Ended May 31, 2007	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2004	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2003	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value,	Total	Period	Average Net	Average Net	Average Net
End of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)

$1.00	2.34%	$563,340	0.48%	4.61%	0.52%
1.00	4.86%	451,062	0.48%	4.75%	0.52%
1.00	3.58%	478,886	0.47%	3.54%	0.51%
1.00	1.55%	450,051	0.48%	1.54%	0.59%
1.00	0.60%	439,167	0.45%	0.60%	0.58%
1.00	1.11%	478,796	0.44%	1.12%	0.57%

1.00	2.21%	28,298	0.73%	4.37%	0.87%
1.00	4.60%	29,016	0.73%	4.50%	0.87%
1.00	3.32%	37,955	0.72%	3.28%	0.86%
1.00	1.30%	36,207	0.73%	1.26%	0.94%
1.00	0.33%	40,497	0.70%	0.35%	0.93%
1.00	0.86%	52,470	0.69%	0.89%	0.92%

1.00	1.83%	68	1.48%	3.63%	1.52%
1.00	3.82%	103	1.48%	3.75%	1.52%
1.00	2.81%	116	1.22%	2.77%	1.51%
1.00	1.30%	130	0.73%	1.24%	1.59%
1.00	0.33%	172	0.73%	0.33%	1.58%
1.00	0.39%	362	1.15%	0.39%	1.57%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
Net Realized
	Net Asset		and
	Value,	Net	Unrealized		Total from	Net
	Beginning	Investment	Gains on		Investment	Investment	Total
	of Period	Income	Investments		Activities	Income	Dividends

Class C Shares
Period Ended November 30, 2007 (Unaudited) (d)	$1.00	$0.01	$—	*	$0.01	$(0.01)	$(0.01)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses to	Income to	Expenses to
Value, End	Total	Period	Average Net	Average Net	Average Net
of Period	Return(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)

$1.00	0.68%	$89,066	0.42%	3.39%	0.62%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
			and
	Net Asset		Unrealized
	Value,	Net	Gains/(Losses)	Total from	Net
	Beginning	Investment	on	Investment	Investment	Total
	of Period	Income	Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$9.71	$0.19	$0.18	$0.37	$(0.19)	$(0.19)
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Year Ended May 31, 2004	10.20	0.25	(0.23)	0.02	(0.28)	(0.28)
Year Ended May 31, 2003	10.11	0.33	0.12	0.45	(0.36)	(0.36)
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	9.70	0.19	0.18	0.37	(0.19)	(0.19)
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)
Year Ended May 31, 2004	10.19	0.21	(0.21)	—	(0.26)	(0.26)
Year Ended May 31, 2003	10.11	0.31	0.11	0.42	(0.34)	(0.34)

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.09% and 0.09% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$9.89	3.90%	$62,994	0.72%	3.90%	0.82%	14.89%
9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%
9.83	1.72%	77,271	0.76%	2.62%	0.76%	68.96%
9.94	0.22%	80,391	0.73%	2.50%	0.73%	35.79%
10.20	4.51%	85,962	0.71%	3.22%	0.71%	43.36%

9.88	3.81%	4,801	0.88%	3.74%	1.08%	14.89%
9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%
9.82	1.46%	7,422	1.01%	2.37%	1.11%	68.96%
9.93	(0.03)%	9,691	0.98%	2.22%	1.08%	35.79%
10.19	4.16%	13,388	0.97%	2.91%	1.07%	43.36%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$9.99	$0.23	$0.31	$0.54	$(0.23)	$(0.23)
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	(0.46)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Year Ended May 31, 2004	10.96	0.51	(0.59)	(0.08)	(0.49)	(0.49)
Year Ended May 31, 2003	10.44	0.58	0.50	1.08	(0.56)	(0.56)
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	9.98	0.22	0.31	0.53	(0.22)	(0.22)
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)
Year Ended May 31, 2004	10.95	0.51	(0.62)	(0.11)	(0.46)	(0.46)
Year Ended May 31, 2003	10.43	0.55	0.50	1.05	(0.53)	(0.53)
Class B Shares
Six Months Ended November 30, 2007 (Unaudited)	9.98	0.18	0.31	0.49	(0.18)	(0.18)
Year Ended May 31, 2007	9.94	0.37	0.04	0.41	(0.37)	(0.37)
Year Ended May 31, 2006	10.43	0.38	(0.49)	(0.11)	(0.38)	(0.38)
Year Ended May 31, 2005	10.38	0.37	0.05	0.42	(0.37)	(0.37)
Year Ended May 31, 2004	10.95	0.40	(0.59)	(0.19)	(0.38)	(0.38)
Year Ended May 31, 2003	10.43	0.47	0.51	0.98	(0.46)	(0.46)

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.10%, 0.10% and 0.08% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income to	Expenses to
Value, End	Sales	Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$10.30	5.46%	$84,654	0.76%	4.53%	0.90%	5.33%
9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)%	41,187	0.87%	4.65%	0.92%	1.56%
10.45	5.22%	63,370	0.83%	4.50%	0.88%	6.71%
10.39	(0.77)%	68,896	0.82%	4.72%	0.87%	20.22%
10.96	10.64%	77,737	0.80%	5.48%	0.85%	16.97%

10.29	5.38%	6,385	0.92%	4.37%	1.16%	5.33%
9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%
10.44	4.96%	7,751	1.08%	4.25%	1.23%	6.71%
10.38	(1.03)%	7,578	1.07%	4.50%	1.22%	20.22%
10.95	10.37%	11,324	1.05%	5.21%	1.20%	16.97%

10.29	4.97%	119	1.69%	3.62%	1.81%	5.33%
9.98	4.15%	203	1.73%	3.66%	1.77%	5.62%
9.94	(1.05)%	307	1.79%	3.73%	1.84%	1.56%
10.43	4.07%	436	1.83%	3.52%	1.88%	6.71%
10.38	(1.77)%	591	1.82%	3.72%	1.87%	20.22%
10.95	9.59%	716	1.79%	4.57%	1.84%	16.97%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
			and
	Net Asset		Unrealized
	Value,	Net	Gains/(Losses)	Total from	Net	Net
	Beginning	Investment	on	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$12.43	$0.03	$(0.06)	$(0.03)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Year Ended May 31, 2004	15.19	0.15	1.77	1.92	(0.14)	(1.22)	(1.36)
Year Ended May 31, 2003	18.37	0.15	(1.97)	(1.82)	(0.15)	(1.21)	(1.36)
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	12.28	0.02	(0.06)	(0.04)	(0.02)	—	(0.02)
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Year Ended May 31, 2004	15.12	0.10	1.77	1.87	(0.11)	(1.22)	(1.33)
Year Ended May 31, 2003	18.29	0.12	(1.96)	(1.84)	(0.12)	(1.21)	(1.33)
Class B Shares
Six Months Ended November 30, 2007 (Unaudited)	11.38	(0.03)	(0.05)	(0.08)	(0.01)	—	(0.01)
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)
Year Ended May 31, 2004	14.73	(0.01)	1.72	1.71	(0.04)	(1.22)	(1.26)
Year Ended May 31, 2003	17.92	—	(1.93)	(1.93)	(0.05)	(1.21)	(1.26)

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.10%, 0.10% and 0.09% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$12.37	(0.24)%	$40,462	1.03%	0.54%	1.13%	28.19%
12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%
15.12	10.43%	62,083	1.03%	1.02%	1.03%	78.95%
15.75	13.06%	68,743	1.01%	0.03%	1.01%	36.91%
15.19	(9.55)%	81,858	1.02%	1.04%	1.02%	3.83%

12.22	(0.29)%	22,030	1.20%	0.37%	1.40%	28.19%
12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%
15.01	10.16%	27,457	1.27%	0.77%	1.37%	78.95%
15.66	12.73%	28,495	1.26%	0.67%	1.36%	36.91%
15.12	(9.76)%	30,070	1.27%	0.78%	1.37%	3.83%

11.29	(0.72)%	651	1.96%	(0.42)%	2.05%	28.19%
11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%
14.42	9.34%	2,591	2.03%	0.02%	2.03%	78.95%
15.18	11.92%	3,058	2.01%	(0.08)%	2.01%	36.91%
14.73	(10.48)%	3,333	2.02%	0.02%	2.02%	3.83%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
			and
	Net Asset		Unrealized
	Value,	Net	Gains/(Losses)	Total from	Net	Net
	Beginning	Investment	on	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$14.72	$(0.02)	$0.22	$0.20	$— *	$—	$— *
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	(3.15)	(3.17)
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.53	(0.04)	3.47	3.43	—	—	—
Year Ended May 31, 2003	13.41	(0.01)	(0.87)	(0.88)	—	—	—
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	14.26	(0.03)	0.21	0.18	—	—	—
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	(1.92)	(1.94)
Year Ended May 31, 2004	12.37	(0.07)	3.42	3.35	—	—	—
Year Ended May 31, 2003	13.27	(0.04)	(0.86)	(0.90)	—	—	—
Class B Shares
Six Months Ended November 30, 2007 (Unaudited)	12.65	(0.08)	0.19	0.11	—	—	—
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	(3.15)	(3.16)
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	(1.92)	(1.93)
Year Ended May 31, 2004	11.81	(0.11)	3.20	3.09	—	—	—
Year Ended May 31, 2003	12.79	(0.13)	(0.85)	(0.98)	—	—	—

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.10%, 0.10% and 0.10% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$14.92	1.36%	$61,516	1.11%	(0.27)%	1.21%	29.89%
14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%
15.97	12.90%	70,363	1.15%	0.18%	1.15%	78.09%
15.96	27.45%	65,878	1.14%	(0.18)%	1.14%	18.89%
12.53	(6.56)%	61,177	1.16%	(0.12)%	1.16%	0.00%

14.44	1.26%	25,907	1.26%	(0.43)%	1.46%	29.89%
14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%
15.66	12.69%	23,440	1.40%	(0.06)%	1.50%	78.09%
15.72	27.08%	21,766	1.39%	(0.43)%	1.49%	18.89%
12.37	(6.78)%	17,652	1.41%	(0.37)%	1.51%	0.00%

12.76	0.87%	871	2.01%	(1.17)%	2.11%	29.89%
12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%
14.62	11.81%	1,092	2.15%	(0.82)%	2.15%	78.09%
14.90	26.16%	1,027	2.15%	(1.17)%	2.15%	18.89%
11.81	(7.66)%	379	2.16%	(1.12)%	2.16%	0.00%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
	Net Asset		and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Realized		Total
	of Period	Income/(Loss)	on Investments	Activities	Gains		Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$10.56	$(0.02)	$0.38	$0.36	$—		$—
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	(0.72)		(0.72)
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—		—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—		—
Year Ended May 31, 2004	6.19	(0.04)	1.36	1.32	—		—
Year Ended May 31, 2003	7.28	(0.04)	(1.05)	(1.09)	—	*	—	*
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	10.38	(0.04)	0.38	0.34	—		—
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	(0.72)		(0.72)
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—		—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—		—
Year Ended May 31, 2004	6.14	(0.06)	1.37	1.31	—		—
Year Ended May 31, 2003	7.24	(0.06)	(1.04)	(1.10)	—	*	—	*
Class B Shares
Six Months Ended November 30, 2007 (Unaudited)	9.82	(0.08)	0.37	0.29	—		—
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	(0.72)		(0.72)
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—		—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—		—
Year Ended May 31, 2004	6.02	(0.12)	1.33	1.21	—		—
Year Ended May 31, 2003	7.15	(0.10)	(1.03)	(1.13)	—	*	—	*

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.10%, 0.10% and 0.09% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

	Total			Ratio of Net
	Return	Net Assets	Ratio of	Investment	Ratio of
Net Asset	(Excludes	at End of	Expenses to	Income/(Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average Net	Average Net	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Assets(b)(c)	Assets(c)(d)	Turnover(e)

$10.92	3.41%	$51,206	1.15%	(0.44)%	1.50%	70.30%
10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%
8.11	7.99%	40,227	1.25%	(0.49)%	1.55%	219.39%
7.51	21.32%	31,127	1.25%	(0.72)%	1.57%	196.42%
6.19	(14.97)%	22,313	1.25%	(0.67)%	1.68%	185.64%

10.72	3.28%	2,702	1.40%	(0.69)%	1.75%	70.30%
10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%
8.02	7.65%	2,019	1.50%	(0.70)%	1.90%	219.39%
7.45	21.34%	1,036	1.50%	(0.97)%	1.92%	196.42%
6.14	(15.19)%	812	1.50%	(0.93)%	2.03%	185.64%

10.11	2.95%	313	2.15%	(1.44)%	2.40%	70.30%
9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%
7.73	6.92%	386	2.25%	(1.46)%	2.55%	219.39%
7.23	20.10%	239	2.25%	(1.71)%	2.57%	196.42%
6.02	(15.80)%	178	2.25%	(1.68)%	2.68%	185.64%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net Realized
	Net Asset		and	Total
	Value,	Net	Unrealized	from	Net	Return	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	of	Realized	Total
	of Period	Income	on Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2007 (Unaudited)	$12.58	$0.17	$(0.44)	$(0.27)	$(0.16)	$—	$—	$(0.16)
Year Ended May 31, 2007	10.77	0.28	1.96	2.24	(0.30)	—	(0.13)	(0.43)
Year Ended May 31, 2006	10.23	0.31	0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period Ended May 31, 2005(e)	10.00	0.16	0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Six Months Ended November 30, 2007 (Unaudited)	12.60	0.18	(0.46)	(0.28)	(0.15)	—	—	(0.15)
Year Ended May 31, 2007	10.78	0.25	1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year Ended May 31, 2006	10.23	0.30	0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period Ended May 31, 2005(e)	10.00	0.15	0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were contractually reduced. If such contractual fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Fund commenced operations on November 9, 2004.

See notes to financial statements.

				Ratio of
			Ratio of	Net Investment	Ratio of
Net Asset	Total Return	Net Assets at	Expenses to	Income to	Expenses to
Value, End	(Excludes Sales	End of Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000’s)	Assets(b)	Assets(b)	Assets(b)(c)	Turnover(d)

$12.15	(2.14)%	$49,533	0.95%	2.70%	1.17%	3.43%
12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%
10.23	3.94%	19,218	0.95%	3.14%	1.47%	9.13%

12.17	(2.24)%	1,418	1.20%	2.44%	1.42%	3.43%
12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%
10.23	3.91%	1,227	1.20%	2.94%	1.84%	9.13%

See notes to financial statements.

Performance Funds Trust
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
			Net Realized
	Net Asset		and
	Value,	Net	Unrealized		Total from	Net	Net
	Beginning	Investment	Gains on		Investment	Investment	Realized	Total
	of Period	Income/(Loss)	Investments		Activities	Income	Gains	Dividends

The Performance Advisor Growth Portfolio Class C Shares
Six Months Ended November 30, 2007 (Unaudited)	$8.34	$(0.03)	$0.03		$—	$—	$—	$—
Year Ended May 31, 2007	12.00	(0.10)	1.13		1.03	(0.06)	(4.63)	(4.69)
Year Ended May 31, 2006	11.66	0.08	1.03		1.11	(0.12)	(0.65)	(0.77)
Year Ended May 31, 2005	11.11	(0.02)	0.78		0.76	— *	(0.21)	(0.21)
Year Ended May 31, 2004(f)	10.00	(0.06)	1.17		1.11	—	—	—
The Performance Advisor Moderate Portfolio Class C Shares
Six Months Ended November 30, 2007 (Unaudited)	10.48	0.02	0.04	(g)	0.06	(0.02)	—	(0.02)
Year Ended May 31, 2007	11.52	0.05	0.98		1.03	(0.04)	(2.03)	(2.07)
Year Ended May 31, 2006	11.41	0.13	0.67		0.80	(0.13)	(0.56)	(0.69)
Year Ended May 31, 2005	10.90	0.04	0.63		0.67	(0.03)	(0.13)	(0.16)
Year Ended May 31, 2004(f)	10.00	(0.02)	0.92		0.90	—	—	—
The Performance Advisor Conservative Portfolio Class C Shares
Six Months Ended November 30, 2007 (Unaudited)	10.07	0.06	0.08		0.14	(0.06)	—	(0.06)
Year Ended May 31, 2007	10.41	0.12	0.74		0.86	(0.11)	(1.09)	(1.20)
Year Ended May 31, 2006	10.53	0.25	0.21		0.46	(0.24)	(0.34)	(0.58)
Year Ended May 31, 2005	10.40	0.08	0.36		0.44	(0.08)	(0.23)	(0.31)
Year Ended May 31, 2004(f)	10.00	0.03	0.40		0.43	(0.03)	—	(0.03)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the period ended November 30, 2007, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.10%, 0.09% and 0.10% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	The Distributor made a one time reimbursement of prior period Distribution fees during the year. Excluding the reimbursement, Total Return would have been 8.78%, 6.48% and 3.51% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively. Expense and investment income ratios disclosed do not include the effect of this reimbursement. Including this reimbursement, the net Ratio of Expenses to Average Net Assets was 0.50%, 0.72% and 0.41% for The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio and The Performance Advisor Conservative Portfolio, respectively and the Ratio of Net Investment Income to Average Net Assets was 0.76%, 1.16% and 2.33%, respectively.

(f)	Fund commenced operations on August 5, 2003.

(g)	The per share amount shown throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

						Ratio of Net
	Total		Net Assets	Ratio of		Investment		Ratio of
Net Asset	Return		at End of	Expenses to		Income/(Loss)		Expenses to
Value, End	(Excludes		Period	Average Net		to Average Net		Average Net	Portfolio
of Period	Sales Charge)(a)(b)		(000’s)	Assets(b)(c)		Assets(b)(c)		Assets(c)(d)	Turnover

$8.34	—%		$2,017	1.93%		(0.66)%		4.04%	3.73%
8.34	12.22%		2,223	1.99%		(0.52)%		3.03%	62.21%
12.00	9.63	%(e)	7,052	1.36	%(e)	(0.10	)%(e)	2.03%	40.18%
11.66	6.89%		9,447	1.57%		(0.28)%		2.16%	5.14%
11.11	11.10%		6,680	1.99%		(0.78)%		2.36%	13.98%

10.52	0.58%		3,243	1.77%		0.40%		3.01%	2.29%
10.48	10.18%		4,145	1.84%		0.41%		2.34%	49.38%
11.52	7.13	%(e)	10,160	1.36	%(e)	0.53	%(e)	1.87%	38.83%
11.41	6.19%		13,181	1.45%		0.35%		1.98%	4.86%
10.90	9.00%		7,530	1.97%		(0.26)%		2.33%	10.07%

10.15	1.35%		1,896	1.93%		1.06%		3.86%	1.40%
10.07	8.74%		2,078	1.99%		1.07%		2.92%	32.06%
10.41	4.42	%(e)	5,791	1.35	%(e)	1.39	%(e)	2.03%	37.78%
10.53	4.25%		8,620	1.58%		0.84%		2.18%	6.30%
10.40	4.27%		5,698	2.04%		0.36%		2.40%	12.32%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
November 30, 2007
(Unaudited)

1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio (individually a “Fund”, collectively the “Funds”). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The U.S. Treasury Money Market Fund, which offers Institutional Class Shares only, The Short Term Government Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only, and the three Performance Advisor Funds, which offer Class C Shares only.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, and The Strategic Dividend Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares of The Money Market, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, and The Leaders Equity Fund have a contingent deferred sales charge (“CDSC”) of 5.00% of original purchase price or sale price (whichever is less) within the first year declining to 0% after the seventh year. The Class C Shares of The Performance Funds’ have a CDSC of 1.00% as a percentage of the original purchase price or sale price (whichever is less) if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued a Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

the Funds’ financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Securities Valuation:
Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies, including Fund of Funds, are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisers, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing, liquid short-term investments. Information on the investment of cash collateral, if any, is shown below. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained J.P Morgan Chase as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

The following Funds loaned securities and received repurchase agreements, U.S. government and U.S. government agency obligations (with interest rates ranging from 0.00% to 8.50% and maturity dates from 12/3/07 to 11/1/47) as collateral with the following market values as of November 30, 2007:

	Value of Loaned
Fund	Securities	Value of Collateral

The Short Term Government Income Fund	$3,623,738	$3,695,415
The Intermediate Term Income Fund	$13,665,306	$13,939,791

In-Kind Redemptions:
In certain circumstances, each Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Funds’ recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds’ would recognize a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not for tax purposes, and are reclassified form undistributed realized gains (losses) to paid-in-capital. During the year ended May 31, 2007, the Large Cap Equity Fund realized $3,647,216 of net gain on $13,564,180 of in-kind redemptions.

Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:
The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

3. Related Party Transactions

Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management, which receives a fee, payable by the Advisor. For the period ended November 30, 2007, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%
The Strategic Dividend Fund	0.75%
The Performance Advisor Growth Portfolio	0.25%
The Performance Advisor Moderate Portfolio	0.25%
The Performance Advisor Conservative Portfolio	0.25%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

Administration:
Citi Fund Services, Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly as follows:

Administration
Fee Rate

The Money Market Fund	0.06%
The U.S. Treasury Money Market Fund	0.07%
The Short Term Government Income Fund	0.07%
The Intermediate Term Income Fund	0.06%
The Large Cap Equity Fund	0.07%
The Mid Cap Equity Fund	0.07%
The Leaders Equity Fund	0.06%
The Strategic Dividend Fund	0.06%
The Performance Advisor Growth Portfolio	0.05%
The Performance Advisor Moderate Portfolio	0.05%
The Performance Advisor Conservative Portfolio	0.05%

Under a Compliance Services Agreement between the Funds’ and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid $55,000 for the period ended November 30, 2007, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi. Certain Officers of the Trust are affiliated with Trustmark and Citi. Such Officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan:
Performance Funds Distributor, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC, serves as the distribution agent of the Funds. As Distributor, Foreside Financial Group, LLC receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B and Class C Shares. Prior to August 1, 2007, the Distributor was a wholly owned subsidiary of The BISYS Group, Inc.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended November 30, 2007, the Distributor received $1,994 from commissions earned on sales of the Funds of which $116 was re-allowed to Trustmark and the Distributor (affiliated broker/dealers).

Service Organization:
The Trust, except for The U.S. Treasury Money Market Fund, The Performance Advisor Growth Portfolio, The Performance Advisor Moderate Portfolio, and The Performance Advisor Conservative Portfolio has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Shares (except the Institutional Shares of The Money Market Fund) that is computed daily and paid monthly. The Class A and Class B

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

Shares of The Money Market Fund and Class A Shares of The Strategic Dividend Fund do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:
Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As Fund Accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As Transfer Agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:
The Advisor, Custodian and the Distributor reduced fees as stated in the Statements of Operations. The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2008. As of November 30, 2007, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective fund.

	Amount
	Waived or	Expires
Fund	Reimbursed	May 31,

The Leaders Equity Fund	$106,189	2008
	109,986	2009
	107,949	2010
	61,734	2011
The Strategic Dividend Fund	43,665	2008
	62,280	2009
	87,507	2010
	59,257	2011

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

A summary of the Funds’ investments in affiliated securities for the period ended November 30, 2007 is noted below:

	Beginning			Ending
	Balance			Balance	Dividends
Fund	5/31/07	Purchases	Sales	11/30/07	Received

The Short Term Government Income Fund, investments in:
The Money Market Fund, Institutional Class	$1,378,463	$11,285,005	$10,834,989	$1,828,479	$30,028
The Intermediate Term Income Fund, investments in:
The Money Market Fund, Institutional Class	605,378	14,034,186	14,577,658	61,906	25,368
The Large Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	1,958,398	10,381,037	10,028,557	2,310,878	37,884
The Mid Cap Equity Fund, investments in:
The Money Market Fund, Institutional Class	2,002,838	8,549,554	6,688,211	3,864,181	68,314
The Leaders Equity Fund, investments in:
The Money Market Fund, Institutional Class	709,710	9,412,375	8,275,783	1,846,302	27,124
The Strategic Dividend Fund, investments in:
The Money Market Fund, Institutional Class	296,613	6,758,853	6,478,676	576,790	15,245
The Performance Advisor Growth Portfolio, investments in:
The Money Market Fund, Institutional Class	84,109	162,214	192,156	54,167	1,616
The Short Term Government Income Fund, Institutional Class	1,655	34	—	1,720	34
The Intermediate Term Income Fund, Institutional Class	140,652	69,359	9,881	207,337	4,610
The Large Cap Equity Fund, Institutional Class	585,273	889	80,656	512,024	1,269
The Mid Cap Equity Fund, Institutional Class	476,980	16	76,985	411,089	16
The Leaders Equity Fund, Institutional Class	472,071	—	58,541	419,866	—
The Strategic Dividend Fund, Institutional Class	465,365	4,355	40,926	408,860	5,425
The Performance Advisor Moderate Portfolio, investments in:
The Money Market Fund, Institutional Class	170,949	346,684	472,654	44,979	2,461
The Short Term Government Income Fund, Institutional Class	623,447	56,213	181,398	507,110	10,773
The Intermediate Term Income Fund, Institutional Class	614,342	12,774	129,907	512,581	12,313
The Large Cap Equity Fund, Institutional Class	658,597	942	148,963	532,963	1,330
The Mid Cap Equity Fund, Institutional Class	609,693	21	150,613	473,021	21
The Leaders Equity Fund, Institutional Class	424,151	0	72,624	342,966	—
The Strategic Dividend Fund, Institutional Class	1,042,834	9,285	173,219	825,837	11,392
The Performance Advisor Conservative Portfolio, investments in:
The Money Market Fund, Institutional Class	93,824	128,387	184,616	37,595	2,298
The Short Term Government Income Fund, Institutional Class	416,355	8,060	35,324	396,593	7,960
The Intermediate Term Income Fund, Institutional Class	622,789	742,701	45,363	609,505	13,692
The Large Cap Equity Fund, Institutional Class	209,062	323	22,206	188,743	465
The Mid Cap Equity Fund, Institutional Class	316,877	12	35,832	286,704	12
The Strategic Dividend Fund, Institutional Class	417,208	3,906	29,139	373,268	4,887

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding U.S. Government securities and short-term securities) for the period ended November 30, 2007, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$—	$—
The Intermediate Term Income Fund	—	—
The Large Cap Equity Fund	17,020,524	17,772,264
The Mid Cap Equity Fund	25,069,900	26,204,938
The Leaders Equity Fund	36,157,735	37,549,780
The Strategic Dividend Fund	1,798,250	5,133,128
The Performance Advisor Growth Portfolio	74,653	260,000
The Performance Advisor Moderate Portfolio	79,234	852,104
The Performance Advisor Conservative Portfolio	26,103	170,000

Purchases and sales of U.S. Government securities for the period ended November 30, 2007, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$9,756,455	$12,453,369
The Intermediate Term Income Fund	8,930,421	4,128,592
The Strategic Dividend Fund	—	82,263

5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

As required, effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-than-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e. the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2008.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

The tax character of dividends paid during the fiscal year ended May 31, 2007, was as follows:

	Dividends Paid From
		Net Long		Total
	Ordinary	Term Capital	Total Taxable	Distributions
	Income	Gains	Distributions	Paid[1]

The Money Market Fund	$24,354,282	$—	$24,354,282	$24,354,282
The Short Term Government Income Fund	3,354,972	—	3,354,972	3,354,972
The Intermediate Term Income Fund	3,474,291	—	3,474,291	3,474,291
The Large Cap Equity Fund	527,661	18,128,423	18,656,084	18,656,084
The Mid Cap Equity Fund	—	13,933,515	13,933,515	13,933,515
The Leaders Equity Fund	—	3,510,978	3,510,978	3,510,978
The Strategic Dividend Fund	1,242,657	651,459	1,894,116	1,894,116
The Performance Advisor Growth Portfolio	374,616	899,657	1,274,273	1,274,273
The Performance Advisor Moderate Portfolio	725,042	385,598	1,110,640	1,110,640
The Performance Advisor Conservative Portfolio	166,928	173,479	340,407	340,407

The tax character of dividends paid during the fiscal year ended May 31, 2006, was as follows:

	Dividends Paid From
		Net Long		Tax	Total
	Ordinary	Term Capital	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid[1]

The Money Market Fund	$17,291,393	$—	$17,291,393	$—	$17,291,393
The Short Term Government Income Fund	3,247,800	—	3,247,800	—	3,247,800
The Intermediate Term Income Fund	2,972,618	—	2,972,618	—	2,972,618
The Large Cap Equity Fund	1,268,149	11,767,101	13,035,250	—	13,035,250
The Mid Cap Equity Fund	535,728	13,282,728	13,818,456	—	13,818,456
The Leaders Equity Fund	—	—	—	—	—
The Strategic Dividend Fund	808,664	18,378	825,042	100,749	925,791
The Performance Advisor Growth Portfolio	99,653	516,462	616,115	—	616,115
The Performance Advisor Moderate Portfolio	156,665	613,069	769,734	—	769,734
The Performance Advisor Conservative Portfolio	195,753	276,591	472,344	—	472,344

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

As of May 31, 2007, the components of accumulated earnings (deficit) on a tax basis was as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distribution	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Other Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$1,878,348	$—	$1,878,348	$(1,878,348)	$(9,489)	$—	$(9,489)
The Short Term Government Income Fund	258,309	—	258,309	(231,267)	(2,718,322)	(499,623)	(3,190,903)
The Intermediate Term Income Fund	314,768	—	314,768	(318,799)	(2,815,956)	49,232	(2,770,755)
The Large Cap Equity Fund	66,420	7,078,443	7,144,863	(6,347)	—	16,772,189	23,910,705
The Mid Cap Equity Fund	—	7,493,295	7,493,295	—	—	21,996,515	29,489,810
The Leaders Equity Fund	1,636,560	1,716,282	3,352,842	—	—	9,719,259	13,072,101
The Strategic Dividend Fund	—	1,083,963	1,083,963	(28,390)	—	8,490,469	9,546,042
The Performance Advisor Growth Portfolio	—	266,316	266,316	—	—	22,203	288,519
The Performance Advisor Moderate Portfolio	18,578	432,110	450,688	(646)	—	87,268	537,310
The Performance Advisor Conservative Portfolio	34,527	73,219	107,746	(1,206)	—	29,111	135,651

[1]	Total distributions paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2007, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires

The Money Market Fund	$410	2011
	156	2012
	137	2013
	4,658	2014
	4,064	2015
The Short Term Government Income Fund	210,095	2008
	723,544	2009
	86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
The Intermediate Term Income Fund	2,804,573	2009

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2007
(Unaudited)

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending May 31, 2008:

Post-October
Losses

The Money Market Fund	$64
The Short Term Government Income Fund	204,902
The Intermediate Term Income Fund	11,383

6.	Legal and Regulatory Matters (Unaudited)
On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of The BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc., and its subsidiaries, was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings. In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. These amounts are disclosed as a “Reimbursement by Advisor” in the Statements of Operations. In addition, the corresponding impact to the total return, net expense ratio and net income ratio are disclosed in the Financial Highlights.

Performance Funds Trust

Additional Information (Unaudited)

Holdings Tables
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

U.S. Government Agency Securities	50.4%
Financial Services	24.9%
Repurchase Agreement	7.8%
Consumer Goods & Services	7.5%
Energy	4.2%
Beverages	4.2%
Mississippi	1.1%
Other Assets/Liabilities	−0.1%

Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

U.S. Treasury Bills	97.4%
Investment Companies	2.9%
Other Assets/Liabilities	−0.3%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

Federal Home Loan Bank	54.0%
Federal National Mortgage Association	29.0%
Federal Home Loan Mortgage Corporation	6.9%
Short Term Securities Held as Collateral for Securities Lending	5.4%
Government National Mortgage Association	4.1%
Investment Companies	2.7%
U.S. Treasury Notes	2.3%
Other Assets/Liabilities	−4.4%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

U.S. Government Agency Securities	71.8%
U.S. Treasuries	15.9%
Short Term Securities Held as Collateral for Securities Lending	15.3%
Financial Services	3.4%
Food Service	2.3%
Electrical Components & Equipment	1.2%
Railroads	1.2%
Telecommunications	1.1%
Beverages	1.1%
Aerospace/Defense	0.5%
Utilities	0.3%
Consumer Non-Durable	0.3%
Chemicals	0.3%
Investment Companies	0.1%
Other Assets/Liabilities	−14.8%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

Diversified	11.0%
Energy	10.6%
Health Care	8.6%
Software	8.1%
Aerospace/Defense	6.7%
Financial Services	6.3%
Telecommunications	5.9%
Insurance	4.6%
Technology	4.4%
Utilities	4.2%
Retail	4.0%
Oil & Gas	4.0%
Investment Companies	3.7%
Beverages	3.4%
Consumer Products	2.3%
Construction	2.2%
Consumer Goods & Services	2.1%
Gas	2.1%
Machinery	1.8%
Electronics	1.5%
Multimedia	0.8%
Pharmaceuticals	0.6%
Chemicals	0.5%
Mining	0.5%
Other Assets/Liabilities	0.1%

Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

Oil & Gas	11.2%
Investment Companies	8.6%
Electronics	7.5%
Chemicals	6.3%
Technology	6.1%
Health Care	5.8%
Energy	5.5%
Telecommunications	5.0%
Capital Goods	4.3%
Consumer Goods and Services	3.7%
Machinery	3.7%
Retail	3.4%
Software	3.4%
Diversified	3.3%
Construction	3.1%
Utilities	2.9%
Consumer Products	2.5%
Medical	2.5%
Commercial Services	2.4%
Financial Services	1.5%
Automotive	1.4%
Iron/Steel	1.2%
Higher Education	1.1%
Insurance	1.0%
Aerospace/Defense	0.9%
Textiles	0.9%
Environmental Services & Equipment	0.8%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

Electronics	11.0%
Oil & Gas	10.4%
Diversified	9.1%
Technology	7.2%
Health Care	6.9%
Aerospace/Defense	6.5%
Retail	6.1%
Utilities	5.3%
Machinery	5.1%
Construction	4.9%
Energy	4.2%
Financial Services	4.2%
Investment Companies	3.4%
Telecommunications	2.7%
Capital Goods	2.4%
Software	2.4%
Consumer Goods & Services	2.2%
Insurance	2.2%
Medical	2.2%
Chemicals	2.0%
U.S. Government Agency Securities	1.8%
Other Assets/Liabilities	−2.2%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2007.

Energy	16.9%
Utilities	12.0%
Financial Services	11.8%
Health Care	7.5%
Consumer Goods & Services	7.1%
Real Estate Investment Trusts	6.4%
Chemicals	4.8%
Railroads	4.7%
Diversified	4.5%
Oil & Gas	4.1%
Telecommunications	3.9%
U.S. Government Agency Securities	3.7%
Investment Companies	3.6%
Retail	2.1%
Consumer Goods & Services	1.6%
Business Equipment & Services	1.4%
Insurance	1.4%
Machinery	1.3%
Paper Products	1.1%
Other Assets/Liabilities	0.1%

Total	100.0%

The Performance Advisor Growth Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2007.

Performance Large Cap Equity Fund	25.3%
Performance Leaders Equity Fund	20.8%
Performance Mid Cap Equity Fund	20.4%
Performance Strategic Dividend Fund	20.3%
Performance Intermediate Term Income Fund	10.3%
Performance Money Market Fund	2.7%
Performance Short Term Government Income Fund	0.1%
Other Assets/Liabilities	0.1%

Total	100.0%

The Performance Advisor Moderate Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2007.

Performance Strategic Dividend Fund	25.4%
Performance Large Cap Equity Fund	16.4%
Performance Intermediate Term Income Fund	15.8%
Performance Short Term Government Income Fund	15.7%
Performance Mid Cap Equity Fund	14.6%
Performance Leaders Equity Fund	10.6%
Performance Money Market Fund	1.4%
Other Assets/Liabilities	0.1%

Total	100.0%

The Performance Advisor Conservative Portfolio invested, as a percentage of net assets, in the following funds, as of November 30, 2007.

Performance Intermediate Term Income Fund	32.1%
Performance Short Term Government Income Fund	20.9%
Performance Strategic Dividend Fund	19.7%
Performance Mid Cap Equity Fund	15.2%
Performance Large Cap Equity Fund	10.0%
Performance Money Market Fund	2.0%
Other Assets/Liabilities	0.1%

Total	100.0%

Performance Funds Trust
Expense Comparison (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2007 through November 30, 2007.

Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/07	11/30/07	6/1/07-11/30/07	6/1/07-11/30/07

The Money Market Fund — Institutional Class	$1,000.00	$1,023.40	$2.43	0.48%
The Money Market Fund — Class A	1,000.00	1,022.10	3.69	0.73%
The Money Market Fund — Class B	1,000.00	1,018.30	7.47	1.48%
The U.S. Treasury Money Market Fund — Institutional Class(a)	1,000.00	1,006.80	0.85	0.42%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,039.00	3.67	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,038.10	4.48	0.88%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,054.60	3.90	0.76%
The Intermediate Term Income Fund — Class A	1,000.00	1,053.80	4.72	0.92%
The Intermediate Term Income Fund — Class B	1,000.00	1,049.70	8.66	1.69%
The Large Cap Equity Fund — Institutional Class	1,000.00	997.60	5.14	1.03%
The Large Cap Equity Fund — Class A	1,000.00	997.10	5.99	1.20%
The Large Cap Equity Fund — Class B	1,000.00	992.80	9.76	1.96%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,013.60	5.59	1.11%
The Mid Cap Equity Fund — Class A	1,000.00	1,012.60	6.34	1.26%
The Mid Cap Equity Fund — Class B	1,000.00	1,008.70	10.09	2.01%
The Leaders Equity Fund — Institutional Class	1,000.00	1,034.10	5.85	1.15%
The Leaders Equity Fund — Class A	1,000.00	1,032.80	7.11	1.40%
The Leaders Equity Fund — Class B	1,000.00	1,029.50	10.91	2.15%
The Strategic Dividend Fund — Institutional Class	1,000.00	978.60	4.70	0.95%
The Strategic Dividend Fund — Class A	1,000.00	977.60	5.93	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,000.00	9.65	1.93%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,005.80	8.88	1.77%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,013.50	9.72	1.93%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

(a)	Information shown reflects the values for the period from September 18, 2007 (commencement of operations) to November 30, 2007 and has been calculated using expense ratios and rates of return for the same period.

Performance Funds Trust
Expense Comparison (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/07	11/30/07	6/1/07-11/30/07	6/1/07-11/30/07

The Money Market Fund — Institutional Class	$1,000.00	$1,022.60	$2.43	0.48%
The Money Market Fund — Class A	1,000.00	1,021.35	3.69	0.73%
The Money Market Fund — Class B	1,000.00	1,017.60	7.47	1.48%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,022.90	2.12	0.42%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.40	3.64	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,020.60	4.45	0.88%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,021.20	3.84	0.76%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.40	4.65	0.92%
The Intermediate Term Income Fund — Class B	1,000.00	1,016.55	8.52	1.69%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.85	5.20	1.03%
The Large Cap Equity Fund — Class A	1,000.00	1,019.00	6.06	1.20%
The Large Cap Equity Fund — Class B	1,000.00	1,015.20	9.87	1.96%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.45	5.60	1.11%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.70	6.36	1.26%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.95	10.13	2.01%
The Leaders Equity Fund — Institutional Class	1,000.00	1,019.25	5.81	1.15%
The Leaders Equity Fund — Class A	1,000.00	1,018.00	7.06	1.40%
The Leaders Equity Fund — Class B	1,000.00	1,014.25	10.83	2.15%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.25	4.80	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.00	6.06	1.20%
The Performance Advisor Growth Portfolio — Class C	1,000.00	1,015.35	9.72	1.93%
The Performance Advisor Moderate Portfolio — Class C	1,000.00	1,016.15	8.92	1.77%
The Performance Advisor Conservative Portfolio — Class C	1,000.00	1,015.35	9.72	1.93%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Other Information (Unaudited)

The Performance Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investsments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-PERFORM (737-3676). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available without charge, upon request, by calling 1-800-PERFORM (737-3676) or on the SEC’s website at www.sec.gov.

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Investment Advisor
Trustmark Investment Advisors, Inc.
248 East Capitol Street
Jackson, Mississippi 39201

Administrator and Transfer Agent
Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
Performance Funds Distributor LLC
100 Summer Street
Boston, MA 02110

Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 11/07

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI - ANNUAL REPORT
NOVEMBER 30, 2007

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2.	Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable – only for annual reports. The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.
(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.

Item 6.	Schedule of Investments.
File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.

Item 11.	Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
     Not applicable – Only effective for annual reports.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.
     Not applicable.
     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
     Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Performance Funds Trust

By (Signature and Title)* :	/s/ Duane A. Dewey

Duane A. Dewey, President
Date: 1/28/2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* :	/s/ Duane A. Dewey

Duane A. Dewey, President
Date: 1/28/2008

By (Signature and Title)* :	/s/ Christopher E. Sabato

Christopher E. Sabato, Treasurer
Date: 1/28/2008

*	Print the name and title of each signing officer under his or her signature.